UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Strategic Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,016.40	$ 5.05
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.06
Class T
Actual	$ 1,000.00	$ 1,016.40	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Class B
Actual	$ 1,000.00	$ 1,012.70	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,012.50	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,017.40	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.01%
Class T	1.00%
Class B	1.75%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.1	13.2
Fannie Mae	10.3	10.8
Freddie Mac	7.3	4.3
French Republic	3.0	3.7
Japan Government	2.2	2.5
	34.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.3	8.7
Financials	7.2	6.0
Telecommunication Services	5.4	5.9
Information Technology	4.3	4.6
Energy	4.1	5.1
Quality Diversification (% of fund's net assets) as of June 30, 2007
As of June 30, 2007*	As of December 31, 2006**
U.S.Government and U.S.Government Agency Obligations 29.9%	U.S.Government and U.S.Government Agency Obligations 28.9%
AAA,AA,A 13.7%	AAA,AA,A 14.1%
BBB 5.0%	BBB 4.7%
BB 15.5%	BB 17.7%
B 17.7%	B 19.2%
CCC,CC,C 6.1%	CCC,CC,C 4.7%
D 0.0%	D 0.1%
Not Rated 4.0%	Not Rated 3.0%
Equities 0.6%	Equities 0.5%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Preferred Securities 0.8%	Preferred Securities 0.0%
Corporate Bonds 30.6%	Corporate Bonds 33.9%
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 28.9%
Foreign Government & Government Agency Obligations 18.9%	Foreign Government & Government Agency Obligations 21.9%
Floating Rate Loans 10.3%	Floating Rate Loans 6.8%
Stocks 0.6%	Stocks 0.5%
Other Investments 1.4%	Other Investments 0.9%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 7.1%

* Foreign investments	28.5%	** Foreign investments	32.7%
* Swaps	1.7%	** Swaps	0.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.1%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 4,153
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)		9,390	9,038
ON Semiconductor Corp. 0% 4/15/24		450	543
			9,581
TOTAL CONVERTIBLE BONDS			13,734
Nonconvertible Bonds - 29.9%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,884
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		590	596
11% 5/1/09 (c)		695	716
Visteon Corp. 7% 3/10/14		4,185	3,620
			7,816
Automobiles - 0.4%
General Motors Corp.:
8.375% 7/5/33	EUR	1,000	1,266
8.375% 7/15/33		21,450	19,466
			20,732
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,229
Hotels, Restaurants & Leisure - 1.0%
Carrols Corp. 9% 1/15/13		4,095	4,023
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,616
8% 11/15/13		920	941
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,847
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mandalay Resort Group:
6.375% 12/15/11		$ 4,220	$ 4,209
6.5% 7/31/09		1,995	2,005
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,038
6.625% 7/15/15		1,595	1,463
6.75% 9/1/12		1,310	1,269
6.75% 4/1/13		1,020	978
6.875% 4/1/16		1,935	1,804
7.5% 6/1/16		1,965	1,847
8.5% 9/15/10		435	458
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,081
Scientific Games Corp. 6.25% 12/15/12		660	632
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,540
Six Flags, Inc.:
9.625% 6/1/14		1,095	1,013
9.75% 4/15/13		7,360	6,918
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,425
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,062
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,708
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,934
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	819
9% 1/15/12		575	592
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		413	432
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	744
			55,398
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,660	1,746
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	709
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,923
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		5,010	5,486
CanWest Media, Inc. 8% 9/15/12		860	860
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		$ 9,708	$ 10,059
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	4,033
10.25% 9/15/10		2,720	2,836
CSC Holdings, Inc.:
7.25% 4/15/12		7,060	6,866
7.625% 4/1/11		2,580	2,561
7.625% 7/15/18		10,760	10,222
7.875% 2/15/18		12,905	12,357
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,640
6.625% 10/1/14		9,095	8,731
7% 10/1/13		3,800	3,743
7.125% 2/1/16		4,615	4,523
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,163
iesy Repository GmbH 10.375% 2/15/15 (g)		2,090	2,153
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,717
8.5% 7/15/29		13,390	13,372
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	893
PanAmSat Corp.:
6.375% 1/15/08		490	488
9% 8/15/14		2,860	2,982
9% 6/15/16		2,240	2,358
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,428
10.375% 9/1/14 (g)		14,415	15,857
Sun Media Corp. Canada 7.625% 2/15/13		635	640
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,805
TL Acquisitions, Inc.:
0% 7/15/15 (e)(g)		10,390	7,805
10.5% 1/15/15 (g)		10,480	10,166
Videotron Ltee 6.875% 1/15/14		550	534
			149,204
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Dollar General Corp. 10.625% 7/15/15 (g)		$ 13,060	$ 12,538
Specialty Retail - 0.4%
AutoNation, Inc. 7.3556% 4/15/13 (h)		1,000	1,003
Claire's Stores, Inc. 10.5% 6/1/17 (g)		2,110	1,946
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		445	284
10% 11/1/14 (g)		4,990	5,152
11.375% 11/1/16 (g)		4,820	5,025
Sally Holdings LLC:
9.25% 11/15/14 (g)		1,460	1,460
10.5% 11/15/16 (g)		4,840	4,852
			19,722
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,723
9.75% 1/15/15		3,880	4,190
			11,913
TOTAL CONSUMER DISCRETIONARY			283,007
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,560	1,728
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15 (g)		2,870	2,762
9.5% 6/15/17 (g)		4,310	4,154
			6,916
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,685	1,849
Gruma SA de CV 7.75%		5,310	5,390
Hines Nurseries, Inc. 10.25% 10/1/11		370	297
Michael Foods, Inc. 8% 11/15/13		420	422
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	927
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	3,023
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. 7.75% 7/1/17		$ 2,810	$ 2,789
Swift & Co. 10.125% 10/1/09		915	942
			15,639
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	267
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,925
TOTAL CONSUMER STAPLES			26,950
ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		1,200	1,199
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,105
Complete Production Services, Inc. 8% 12/15/16 (g)		4,670	4,717
Hanover Compressor Co.:
7.5% 4/15/13		530	531
8.625% 12/15/10		490	505
9% 6/1/14		4,260	4,505
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,061
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,920	3,432
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,516
			22,571
Oil, Gas & Consumable Fuels - 2.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,306
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,739
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,952
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,473
8.875% 2/1/17 (g)		2,070	2,044
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,390
6.875% 11/15/20		7,280	6,971
7% 8/15/14		865	860
7.5% 6/15/14		850	867
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.625% 7/15/13		$ 8,300	$ 8,508
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,466
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,760
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,343
EXCO Resources, Inc. 7.25% 1/15/11		570	564
Forest Oil Corp. 8% 12/15/11		480	492
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	900	1,784
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,147
InterNorth, Inc. 9.625% 3/16/06 (c)		935	276
Mariner Energy, Inc. 8% 5/15/17		1,420	1,452
Massey Energy Co. 6.875% 12/15/13		6,330	5,760
Northwest Pipeline Corp. 6.625% 12/1/07		285	285
OPTI Canada, Inc. 7.875% 12/15/14 (g)		5,250	5,263
Pan American Energy LLC 7.75% 2/9/12 (g)		6,265	6,296
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,767
7.875% 11/1/26		5,640	5,866
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	988
6.625% 6/15/35		6,020	6,110
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,345
Petroleos de Venezuela SA 5.25% 4/12/17		3,385	2,564
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		7,420	7,291
8.22% 4/1/17 (g)		6,748	6,579
Pogo Producing Co.:
6.875% 10/1/17		4,290	4,247
7.875% 5/1/13		2,605	2,664
Range Resources Corp. 7.375% 7/15/13		2,190	2,206
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,225
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,513
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,238
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	561
7.5% 4/1/17		7,600	8,132
7.625% 4/1/37		1,035	1,128
8.375% 6/15/32		1,155	1,346
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 343
8.875% 7/15/12		1,455	1,630
Venoco, Inc. 8.75% 12/15/11		1,470	1,525
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,221
YPF SA 10% 11/2/28		4,335	5,478
			159,965
TOTAL ENERGY			182,536
FINANCIALS - 6.1%
Capital Markets - 0.2%
E*TRADE Financial Corp. 7.375% 9/15/13		4,570	4,707
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	800	1,070
Morgan Stanley 4.279% 7/20/12 (h)	EUR	2,880	3,891
			9,668
Commercial Banks - 1.4%
Banca Popolare di Bergamo 8.364% (h)	EUR	1,000	1,490
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	1,300	1,839
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (h)		18,175	18,039
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,150	1,483
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (h)	EUR	1,725	2,289
Caja Madrid SA 4.24% 10/17/16 (h)	EUR	1,500	2,030
Credit Agricole SA 4.184% 9/30/08 (h)	EUR	1,000	1,353
Development Bank of Philippines 8.375% (h)		5,155	5,490
DnB NOR Bank ASA 4.5971% 8/11/09 (h)	CAD	1,500	1,413
Export-Import Bank of India 1.1944% 6/7/12 (h)	JPY	320,000	2,594
HBOS Treasury Services PLC 4.5571% 1/19/10 (h)	CAD	1,500	1,412
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	1,500	1,894
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	4,784
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,260	3,309
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,551
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Santander Finance Preferred SA Unipersonal 7.005% (h)	GBP	800	$ 1,597
Santander Issuances SA Unipersonal 5.75% 1/31/18 (h)	GBP	800	1,550
SMFG Finance Ltd. 6.164% (h)	GBP	600	1,136
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	491
4.462% 3/28/18 (h)	EUR	1,250	1,693
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (h)	EUR	2,000	2,501
1.6413% (h)	JPY	100,000	819
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,306
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	2,750	3,341
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,940	4,056
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,170	3,309
			79,769
Consumer Finance - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,438
Ford Credit Europe PLC 5.164% 9/30/09 (h)	EUR	1,500	2,002
Ford Motor Credit Co. LLC 9.875% 8/10/11		7,610	7,988
General Motors Acceptance Corp.:
6.75% 12/1/14		9,520	9,092
6.875% 9/15/11		5,190	5,073
6.875% 8/28/12		6,460	6,314
8% 11/1/31		32,045	32,686
HSBC Finance Corp. 4.875% 5/30/17	EUR	2,450	3,221
SLM Corp.:
4.295% 6/15/09 (h)	EUR	550	726
4.345% 12/15/10 (h)	EUR	1,100	1,405
			69,945
Diversified Financial Services - 1.9%
BA Covered Bond 4.125% 4/5/12	EUR	11,350	14,946
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	11,500	14,833
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	15,561
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,588
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	$ 1,627
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		1,845	1,817
7.33% 12/1/09 (g)		1,788	1,761
CHR Intermediate Holding Corp. 12.61% 6/1/13 pay-in-kind (g)(h)		1,340	1,335
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,748
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,802
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		5,305	5,405
Getin Finance PLC 6.036% 5/13/09 (h)	EUR	650	884
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,133
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,443
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,931
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,165
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,990	1,950
10% 5/1/15 (g)		2,100	2,048
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (h)		5,110	5,219
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	37,575	1,514
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,034
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		12,400	12,710
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,400	1,881
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,141
			105,476
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	1,000	1,867
Eureko BV 5.125% (h)	EUR	1,500	1,967
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,503
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (h)	EUR	1,800	2,393
Novae Group plc 8.375% 4/27/17 (h)	GBP	450	894
Old Mutual plc 4.5% 1/18/17 (h)	EUR	1,000	1,313
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	1,029
			10,966
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		$ 3,400	$ 3,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,574
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,428
			16,402
Real Estate Management & Development - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,265	3,126
8.125% 6/1/12		2,590	2,577
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		5,590	5,338
Realogy Corp.:
10.5% 4/15/14 (g)		16,525	15,781
11% 4/15/14 pay-in-kind (g)		11,595	10,928
12.375% 4/15/15 (g)		5,060	4,624
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,584
			43,958
Thrifts & Mortgage Finance - 0.0%
China Development Bank 5% 10/15/15		175	166
Residential Capital Corp. 6.375% 5/17/13	GBP	500	939
			1,105
TOTAL FINANCIALS			337,289
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		1,530	1,538
Health Care Providers & Services - 0.9%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)		5,520	5,396
CRC Health Group, Inc. 10.75% 2/1/16		1,880	2,059
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,028
HCA, Inc.:
9.125% 11/15/14 (g)		4,310	4,536
9.25% 11/15/16 (g)		8,660	9,223
9.625% 11/15/16 pay-in-kind (g)		10,995	11,833
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,396
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 3,652	$ 4,054
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		310	321
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,291
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,333
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,279
			51,749
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,597
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,772
Mylan Laboratories, Inc. 6.375% 8/15/15		640	653
			4,022
TOTAL HEALTH CARE			59,097
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		800	830
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		2,790	2,888
8.875% 4/1/15 pay-in-kind (g)		2,790	2,853
9.75% 4/1/17 (g)		2,790	2,909
Hexcel Corp. 6.75% 2/1/15		2,350	2,268
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)		1,720	1,892
			13,640
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		820	802
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	1,148
10% 8/15/08 (a)		1,255	88
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	237
Northwest Airlines Trust 10.23% 6/21/14		229	234
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		$ 1,365	$ 177
8.875% 6/1/06 (a)		1,355	166
			2,852
Building Products - 0.0%
Compagnie de St. Gobain 4.196% 4/11/12 (h)	EUR	1,250	1,689
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	159
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,255
Allied Waste North America, Inc.:
6.5% 11/15/10		830	817
7.125% 5/15/16		5,645	5,525
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,807
9.25% 5/1/21		680	721
FTI Consulting, Inc.:
7.625% 6/15/13		720	727
7.75% 10/1/16		1,390	1,423
Mac-Gray Corp. 7.625% 8/15/15		680	690
NCO Group, Inc. 11.875% 11/15/14 (g)		2,930	2,989
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		550	587
West Corp.:
9.5% 10/15/14		5,850	5,974
11% 10/15/16		2,875	2,990
			27,664
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,263
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		1,040	1,092
General Cable Corp. 7.125% 4/1/17 (g)		680	680
Polypore International, Inc. 0% 10/1/12 (e)		1,950	1,892
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	923
			4,587
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (h)	GBP	1,075	2,048
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		$ 1,160	$ 1,218
Cummins, Inc. 7.125% 3/1/28		2,250	2,239
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		800	824
9.5% 8/1/14		4,100	4,346
11.75% 8/1/16		4,895	5,433
			14,119
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	875	1,143
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,424	1,367
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		4,460	4,683
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,849
US Shipping Partners LP 13% 8/15/14		3,185	3,472
			12,514
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		3,480	3,445
7.625% 12/1/13 (g)		1,700	1,700
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,165
9.5% 10/1/08		1,350	1,404
TFM SA de CV 9.375% 5/1/12		6,450	6,885
			16,599
Trading Companies & Distributors - 0.3%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,085
6.5% 2/27/19	GBP	600	1,152
Neff Corp. 10% 6/1/15 (g)		1,530	1,522
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,636
VWR Funding, Inc. 10.25% 7/15/15 (g)		8,530	8,530
			13,925
TOTAL INDUSTRIALS			110,900
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		$ 6,290	$ 6,573
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	15,432
6.5% 1/15/28		6,810	5,959
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(h)		3,760	3,995
10.125% 7/15/13 (g)		3,730	4,000
10.75% 7/15/16 (g)		3,760	4,127
			40,086
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		2,960	2,849
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,024
7.75% 1/15/15		4,830	4,721
8.25% 7/1/11		535	535
8.625% 4/1/13		2,900	2,929
8.75% 7/15/18		5,160	5,315
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,392
10.25% 8/15/15		3,620	3,810
			32,726
Office Electronics - 0.5%
Xerox Capital Trust I 8% 2/1/27		4,585	4,654
Xerox Corp.:
6.4% 3/15/16		8,000	8,032
7.2% 4/1/16		3,345	3,445
7.625% 6/15/13		12,425	12,906
			29,037
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,287
ASML Holding NV 5.75% 6/13/17	EUR	2,000	2,653
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (h)		4,560	4,685
11.875% 12/1/15		8,045	8,950
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		$ 12,640	$ 12,119
9.125% 12/15/14 pay-in-kind (g)		22,855	21,571
10.125% 12/15/16 (g)		14,445	13,578
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (h)		735	671
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,796
Viasystems, Inc. 10.5% 1/15/11		4,065	4,126
			78,436
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	870
TOTAL INFORMATION TECHNOLOGY			184,004
MATERIALS - 2.9%
Chemicals - 0.7%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,009
Bayer AG:
4.044% 4/10/10 (h)	EUR	1,250	1,691
5.625% 5/23/18	GBP	750	1,417
Huntsman LLC 11.625% 10/15/10		466	500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,278
MacDermid, Inc. 9.5% 4/15/17 (g)		500	503
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,401
10.125% 12/1/14 pay-in-kind (g)		4,655	4,643
11.5% 12/1/16 (g)		10,895	10,977
Phibro Animal Health Corp. 10% 8/1/13 (g)		685	716
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,603
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,656
			38,394
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,898
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	640
BWAY Corp. 10% 10/15/10		1,175	1,218
Constar International, Inc. 11% 12/1/12		2,530	2,391
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 355	$ 339
7.5% 12/15/96		3,685	3,095
8% 4/15/23		2,980	2,920
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	868
7.75% 5/15/11		320	328
8.25% 5/15/13		3,390	3,509
8.875% 2/15/09		1,029	1,042
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,095
Vitro SAB de CV:
8.625% 2/1/12 (g)		7,760	7,876
9.125% 2/1/17 (g)		2,210	2,262
			27,583
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14 (g)		2,790	2,818
CAP SA 7.375% 9/15/36 (g)		1,730	1,722
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,370
0% 6/1/13 (e)		2,260	2,249
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		9,190	9,111
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,544
Evraz Group SA (Reg. S) 8.25% 11/10/15		5,200	5,317
Evraz Securities SA 10.875% 8/3/09		3,600	3,890
FMG Finance Property Ltd.:
10% 9/1/13 (g)		2,285	2,516
10.625% 9/1/16 (g)		2,285	2,688
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		4,070	4,284
8.375% 4/1/17		11,870	12,642
8.5463% 4/1/15 (h)		6,945	7,292
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,402
Gerdau SA 8.875% (g)		2,590	2,720
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,946
Ispat Inland ULC 9.75% 4/1/14		932	1,025
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(h)		$ 1,680	$ 1,697
RathGibson, Inc. 11.25% 2/15/14		5,905	6,215
			90,743
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	547
NewPage Corp. 11.6063% 5/1/12 (h)		1,770	1,938
			2,485
TOTAL MATERIALS			161,103
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
British Telecommunications plc 5.25% 6/23/14	EUR	1,550	2,094
Citizens Communications Co.:
7.875% 1/15/27		3,700	3,714
9% 8/15/31		8,370	8,621
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	750	976
Embarq Corp.:
7.082% 6/1/16		1,116	1,122
7.995% 6/1/36		16,780	17,029
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,122
France Telecom SA 4.375% 2/21/12	EUR	550	724
Intelsat Ltd.:
9.25% 6/15/16		2,240	2,369
11.25% 6/15/16		8,860	9,923
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		8,590	8,472
12.25% 3/15/13		9,580	10,969
MobiFon Holdings BV 12.5% 7/31/10		7,225	7,695
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,778
NTL Cable PLC:
8.75% 4/15/14		6,865	7,088
9.125% 8/15/16		3,065	3,218
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		1,845	1,859
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.:
7.625% 8/3/21		$ 370	$ 348
7.75% 2/15/31		370	357
Qwest Corp.:
7.5% 10/1/14		760	777
7.875% 9/1/11		2,980	3,107
8.61% 6/15/13 (h)		9,470	10,370
8.875% 3/15/12		24,535	26,436
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	3,565	619
10.95% 2/4/10	EGP	3,565	638
Telefonica de Argentina SA 9.125% 11/7/10		2,817	2,972
Telenet Group Holding NV 0% 6/15/14 (e)(g)		6,992	6,590
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	257
6.875% 7/15/28		1,855	1,621
U.S. West Communications:
6.875% 9/15/33		27,138	25,510
7.125% 11/15/43		220	210
7.2% 11/10/26		875	886
7.25% 9/15/25		1,780	1,776
7.25% 10/15/35		5,830	5,619
7.5% 6/15/23		1,880	1,871
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,412
			192,149
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,524
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,186
Digicel Ltd. 9.25% 9/1/12 (g)		1,880	1,976
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,800	5,974
Millicom International Cellular SA 10% 12/1/13		8,835	9,575
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		6,290	6,560
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		$ 3,565	$ 3,645
Telecom Personal SA 9.25% 12/22/10 (g)		8,390	8,820
			61,247
TOTAL TELECOMMUNICATION SERVICES			253,396
UTILITIES - 1.1%
Electric Utilities - 0.6%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,250	1,619
AES Gener SA 7.5% 3/25/14		3,410	3,546
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,694
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		3,385	3,368
Edison Mission Energy:
7.5% 6/15/13		7,300	7,227
7.75% 6/15/16		3,710	3,678
National Power Corp. 6.875% 11/2/16 (g)		1,715	1,706
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,514
7.875% 6/15/17		3,680	3,588
			32,940
Gas Utilities - 0.3%
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,718
8% 3/1/32		4,170	4,670
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		4,135	3,964
			16,352
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	725
6.4% 7/15/06 (c)		9,815	2,895
6.625% 11/15/05 (c)		2,200	649
6.725% 11/17/08 (c)(h)		684	205
6.75% 8/1/09 (c)		550	162
6.875% 10/15/07 (c)		1,330	392
6.95% 7/15/28 (c)		1,204	361
7.125% 5/15/49 (c)		235	69
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
7.375% 5/15/19 (c)		$ 1,400	$ 417
7.875% 6/15/03 (c)		235	69
9.125% 4/1/03 (c)		50	15
9.875% 6/5/03 (c)		4,720	1,392
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,108	1,130
			8,481
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		1,615	2,043
Utilicorp United, Inc. 9.95% 2/1/11 (h)		39	42
			2,085
TOTAL UTILITIES			59,858
TOTAL NONCONVERTIBLE BONDS			1,658,140
TOTAL CORPORATE BONDS (Cost $1,642,298)			1,671,874
U.S. Government and Government Agency Obligations - 20.8%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
3.25% 1/15/08		89,580	88,580
3.25% 2/15/09		40	39
4.125% 5/15/10		6,500	6,316
4.25% 5/15/09		4,940	4,859
4.75% 12/15/10		71,058	70,057
4.875% 4/15/09		13,935	13,856
5.125% 9/2/08		7,695	7,681
5.375% 6/12/17		21,150	20,983
6% 5/15/11		6,400	6,568
6.375% 6/15/09		1,650	1,686
6.625% 9/15/09		12,448	12,814
7.25% 1/15/10		17,761	18,615
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,919
5.8% 9/2/08		1,680	1,690
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
3.625% 9/15/08		$ 49,805	$ 48,858
4% 8/17/07		521	520
4.125% 10/18/10		67,500	65,324
4.75% 3/5/09		49,987	49,612
4.875% 2/17/09		2,851	2,835
5.125% 4/18/08		14,000	13,976
5.125% 4/18/11		2,380	2,371
5.625% 3/15/11		15,000	15,200
5.75% 3/15/09		15,000	15,125
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,712
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,307
4.974% 8/15/13		1,515	1,488
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,128	1,107
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			482,098
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		17,417	16,700
2.375% 4/15/11		13,170	13,022
2.5% 7/15/16		7,674	7,591
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			37,313
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
6.125% 8/15/29		100,150	112,340
6.25% 8/15/23		61,500	68,289
U.S. Treasury Notes:
4.25% 8/15/14		67,500	64,568
4.5% 11/15/15		30,500	29,418
4.625% 11/15/16		55,100	53,400
4.75% 2/28/09		63,000	62,808
4.75% 5/31/12 (m)		167,602	166,293
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/08		$ 61,537	$ 61,455
5.125% 5/15/16		17,000	17,096
TOTAL U.S. TREASURY OBLIGATIONS			635,667
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,171,241)			1,155,078
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 4.8%
3.585% 9/1/33 (h)		814	800
3.72% 6/1/33 (h)		2,502	2,497
3.75% 4/1/34 (h)		2,593	2,549
3.783% 6/1/33 (h)		2,981	2,987
3.902% 5/1/34 (h)		1,365	1,345
3.91% 5/1/33 (h)		904	909
3.918% 9/1/33 (h)		2,460	2,439
3.944% 5/1/34 (h)		1,052	1,037
3.962% 9/1/33 (h)		1,882	1,862
3.998% 4/1/34 (h)		2,399	2,366
4% 9/1/13 to 5/1/20		5,040	4,710
4.003% 8/1/33 (h)		1,155	1,141
4.031% 3/1/34 (h)		4,503	4,445
4.036% 6/1/34 (h)		1,928	1,901
4.068% 3/1/35 (h)		3,537	3,503
4.12% 4/1/34 (h)		2,975	2,941
4.126% 5/1/34 (h)		2,377	2,351
4.188% 11/1/34 (h)		2,587	2,599
4.205% 6/1/34 (h)		2,112	2,085
4.288% 6/1/34 (h)		2,339	2,318
4.355% 10/1/19 (h)		261	258
4.4% 8/1/34 (h)		5,380	5,403
4.419% 8/1/34 (h)		5,588	5,529
4.482% 1/1/35 (h)		1,240	1,223
4.484% 12/1/34 (h)		97	96
4.485% 11/1/33 (h)		304	302
4.5% 5/1/18 to 12/1/18		7,695	7,333
4.638% 8/1/35 (h)		1,308	1,302
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.655% 10/1/34 (h)		$ 733	$ 726
4.688% 2/1/35 (h)		3,630	3,590
4.733% 12/1/35 (h)		8,706	8,652
4.784% 12/1/35 (h)		926	924
4.79% 6/1/35 (h)		1,524	1,506
4.799% 4/1/35 (h)		2,413	2,416
4.8% 7/1/35 (h)		1,046	1,033
4.809% 1/1/36 (h)		5,203	5,149
4.812% 11/1/35 (h)		2,003	2,008
4.848% 7/1/35 (h)		2,191	2,165
4.878% 7/1/34 (h)		1,234	1,229
4.883% 10/1/35 (h)		285	284
4.893% 5/1/35 (h)		348	344
4.896% 11/1/35 (h)		2,154	2,153
4.946% 8/1/34 (h)		1,189	1,186
5% 1/1/14 to 7/1/35		31,074	30,124
5.004% 2/1/34 (h)		1,839	1,817
5.016% 5/1/35 (h)		2,868	2,847
5.047% 12/1/32 (h)		1,763	1,756
5.092% 5/1/35 (h)		373	376
5.102% 10/1/35 (h)		1,640	1,626
5.108% 10/1/35 (h)		884	877
5.114% 1/1/36 (h)		3,241	3,212
5.135% 7/1/34 (h)		453	452
5.136% 8/1/36 (h)		6,221	6,228
5.152% 7/1/35 (h)		3,457	3,436
5.167% 3/1/36 (h)		2,797	2,783
5.26% 5/1/35 (h)		1,118	1,114
5.263% 11/1/36 (h)		528	529
5.273% 4/1/36 (h)		1,127	1,137
5.311% 3/1/36 (h)		7,478	7,450
5.365% 2/1/36 (h)		1,854	1,859
5.371% 2/1/36 (h)		193	194
5.379% 12/1/36 (h)		712	711
5.394% 7/1/35 (h)		522	521
5.407% 2/1/37 (h)		688	688
5.439% 2/1/37 (h)		3,260	3,266
5.483% 6/1/47 (h)		540	541
5.5% 5/1/11 to 3/1/20		23,487	23,242
5.533% 11/1/36 (h)		1,047	1,050
5.612% 2/1/36 (h)		781	782
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.668% 4/1/36 (h)		$ 2,752	$ 2,759
5.672% 6/1/36 (h)		1,810	1,815
5.672% 4/1/37 (h)		2,982	2,996
5.755% 4/1/36 (h)		1,456	1,461
5.797% 3/1/36 (h)		1,960	1,969
5.807% 5/1/36 (h)		723	727
5.816% 1/1/36 (h)		408	408
5.834% 3/1/36 (h)		1,559	1,567
5.839% 5/1/36 (h)		4,312	4,334
5.847% 6/1/35 (h)		2,683	2,697
5.895% 12/1/36 (h)		1,046	1,051
5.925% 6/1/36 (h)		15,800	15,899
5.937% 6/1/36 (h)		3,882	3,908
5.946% 5/1/36 (h)		1,875	1,888
6% 10/1/08 to 1/1/26		2,639	2,655
6.044% 4/1/36 (h)		11,302	11,399
6.226% 3/1/37 (h)		330	333
6.5% 12/1/12 to 3/1/35		3,565	3,625
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		1,038	1,076
TOTAL FANNIE MAE			262,785
Freddie Mac - 2.2%
3.378% 7/1/33 (h)		1,862	1,845
4% 5/1/19 to 11/1/20		5,497	5,097
4.004% 5/1/33 (h)		3,773	3,765
4.179% 1/1/35 (h)		3,592	3,559
4.5% 2/1/18 to 8/1/33		4,527	4,285
4.569% 6/1/33 (h)		1,179	1,179
4.663% 2/1/35 (h)		9,011	8,870
4.701% 9/1/36 (h)		749	745
4.705% 9/1/35 (h)		4,517	4,501
4.794% 2/1/36 (h)		315	310
4.842% 5/1/35 (h)		6,127	6,041
4.873% 10/1/35 (h)		1,500	1,501
4.924% 10/1/36 (h)		3,780	3,769
5% 3/1/18 to 7/1/19		6,467	6,275
5.013% 7/1/35 (h)		3,655	3,625
5.021% 4/1/35 (h)		103	101
5.126% 7/1/35 (h)		1,015	1,005
5.289% 2/1/36 (h)		63	62
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
5.362% 3/1/37 (h)		$ 500	$ 498
5.489% 2/1/37 (h)		2,722	2,703
5.498% 1/1/36 (h)		851	848
5.5% 8/1/14 to 11/1/19		7,863	7,765
5.586% 3/1/36 (h)		4,614	4,604
5.625% 5/1/37 (h)		2,410	2,383
5.673% 8/1/36 (h)		4,824	4,818
5.732% 4/1/36 (h)		11,518	11,526
5.806% 5/1/37 (h)		5,606	5,613
5.858% 5/1/37 (h)		540	542
5.863% 5/1/37 (h)		3,355	3,364
6% 7/1/16 to 2/1/19		2,873	2,889
6.084% 2/1/37 (h)		5,250	5,283
6.157% 12/1/36 (h)		5,772	5,802
6.5% 10/1/10 to 3/1/22		7,591	7,731
8.5% 3/1/20		11	12
TOTAL FREDDIE MAC			122,916
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		25	25
6.5% 4/15/26 to 5/15/26		47	48
7% 9/15/25 to 8/15/31		85	88
7.5% 2/15/22 to 8/15/28		149	156
8% 9/15/26 to 12/15/26		33	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			352
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $387,808)			386,053
Asset-Backed Securities - 0.5%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.566% 5/25/16 (h)	EUR	500	678
Series 2007-1:
Class B, 4.429% 3/25/17 (h)	EUR	1,100	1,489
Class C, 4.609% 3/25/17 (h)	EUR	800	1,083
Auto ABS Compartiment Series 2006-1 Class B, 4.242% 7/25/17 (h)	EUR	1,000	1,354
Clock Finance BV Series 2007-1:
Class B2, 4.256% 2/25/15 (h)	EUR	700	947
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Clock Finance BV Series 2007-1: - continued
Class C2, 4.436% 2/25/15 (h)	EUR	400	$ 541
Driver One GmbH Series 1 Class B, 4.343% 5/21/10 (h)	EUR	176	239
FCC SPARC Series 2007-1 Class D, 0% 7/15/10 (h)	EUR	500	677
Geldilux Ltd. Series 2007-TS Class C, 4.517% 9/8/14 (h)	EUR	400	541
GLS Ltd. Series 2006-1 Class C, 4.257% 7/15/14 (h)	EUR	500	677
Greene King Finance PLC Series A1, 6.23% 6/15/31 (h)	GBP	1,000	2,001
Lambda Finance BV Series 2005-1X Class C1, 6.374% 11/15/29 (h)	GBP	500	1,008
Leek Finance PLC Series 18X Class BC, 4.292% 9/21/38 (h)	EUR	600	812
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.416% 1/30/40 (h)	EUR	400	542
Class D, 4.616% 1/30/40 (h)	EUR	550	745
Prime Bricks Series 2007-1:
Class B, 4.416% 1/30/40 (h)	EUR	550	745
Class C, 4.616% 1/30/40 (h)	EUR	450	609
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.805% 3/20/17 (h)	EUR	1,000	1,354
Provide Bricks Series 2007-1 Class B, 4.365% 1/30/40 (h)	EUR	1,400	1,895
Punch Taverns Finance PLC 5.92% 4/15/09 (h)	GBP	410	822
Sedna Finance Corp.:
4.779% 12/23/14 (h)	EUR	500	677
4.895% 3/15/16 (h)	EUR	1,150	1,560
Stichting Mars Series 2006 Class C, 4.163% 8/28/14 (h)	EUR	1,000	1,353
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	117
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.5963% 10/25/45 (h)	GBP	1,168	2,356
TOTAL ASSET-BACKED SECURITIES (Cost $23,720)			24,822
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 4.465% 1/22/16 (h)	EUR	400	541
Granite Mortgages PLC 4.349% 1/20/43 (h)	EUR	341	463
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.818% 7/15/40 (h)	EUR	500	$ 680
RMAC PLC Series 2005-NS4X Class M2A, 6.3675% 12/12/43 (h)	GBP	1,700	3,409
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.1075% 6/12/44 (h)	GBP	1,250	2,509
Shield BV Series 1 Class C, 4.369% 1/20/14 (h)	EUR	1,500	2,037
TOTAL PRIVATE SPONSOR			9,639
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,633
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		272	263
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2005-45 Class XA, 5.66% 6/25/35 (h)		7,424	7,417
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17		2,787	2,807
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,622
Class PE, 4% 11/25/18		1,515	1,356
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,409
Series 2003-70 Class BJ, 5% 7/25/33		890	812
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,159
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,850
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,360
Class KD, 4.5% 7/25/18		3,035	2,894
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,570
sequential payer:
Series 2002-58 Class HC, 5.5% 9/25/17		13	13
Series 2003-18 Class EY, 5% 6/25/17		3,771	3,711
Series 2004-95 Class AN, 5.5% 1/25/25		2,260	2,240
Series 2005-117, Class JN, 4.5% 1/25/36		808	692
Series 2005-29 Class KA, 4.5% 2/25/35		2,857	2,740
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,237
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		215	215
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (h)		104	105
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		$ 2,927	$ 2,921
Series 2622 Class PE, 4.5% 5/15/18		9,410	8,918
Series 2628 Class OP, 3.5% 11/15/13		1,869	1,853
Series 2649 Class TQ, 3.5% 12/15/21		1,178	1,168
Series 2695 Class DG, 4% 10/15/18		3,865	3,522
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,126
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,553
Series 2831 Class PB, 5% 7/15/19		3,990	3,839
Series 2996 Class MK, 5.5% 6/15/35		942	936
Series 3013 Class AF, 5.57% 5/15/35 (h)		8,995	8,989
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		386	375
Series 2572 Class HK, 4% 2/15/17		580	561
Series 2617 Class GW, 3.5% 6/15/16		554	544
Series 2627:
Class BG, 3.25% 6/15/17		256	240
Class KP, 2.87% 12/15/16		268	251
Series 2685 Class ND, 4% 10/15/18		1,745	1,554
Series 2773 Class TA, 4% 11/15/17		3,195	3,058
Series 2849 Class AL, 5% 5/15/18		1,541	1,506
Series 2860 Class CP, 4% 10/15/17		506	490
Series 2937 Class HJ, 5% 10/15/19		1,822	1,787
Series 2863 Class DB, 4% 9/15/14		266	250
TOTAL U.S. GOVERNMENT AGENCY			119,546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,305)			129,185
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.435% 10/5/25 (h)	GBP	955	1,889
Bruntwood Alpha PLC Series 2007-1 Class C, 6.09% 1/15/17 (h)	GBP	700	1,406
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (h)	GBP	1,000	2,007
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (h)	GBP	442	888
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 4.219% 7/20/16 (h)	EUR	1,371	$ 1,862
JLOC 36 LLC Reg. S:
Class A1, 0.9348% 2/16/16 (h)	JPY	100,000	812
Class B, 1.1048% 2/16/16 (h)	JPY	100,000	812
JLOC 37 LLC (Reg. S) 0% 1/15/15 (h)	JPY	110,000	893
Opera Finance (CMH) PLC Class B, 4.268% 1/15/15 (h)	EUR	1,100	1,488
Opera Finance PLC 5.9763% 7/31/13 (h)	GBP	991	1,992
Paris Prime Community Real Estate Series 2006-1 Class B, 4.235% 4/22/14 (g)(h)	EUR	1,000	1,352
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.8% 7/15/16 (h)	GBP	2,000	4,009
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (h)	EUR	650	879
Skyline BV Series 2007-1 Class D, 0% 7/22/43 (h)	EUR	1,100	1,489
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,700)			21,778
Foreign Government and Government Agency Obligations - 18.9%

Arab Republic 8.6002% 10/9/07	EGP	5,150	888
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,218	8,992
5.475% 8/3/12 (h)		13,114	12,458
7% 3/28/11		10,620	10,365
7% 9/12/13		18,845	17,536
10.4173% 3/5/08 (h)	ARS	5,964	1,938
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,894
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a) (j)		1,000,000	0
value recovery B rights 1/2/21 (a) (j)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		1,842	1,840
7.125% 1/20/37		4,355	4,721
8.25% 1/20/34		5,500	6,765
8.75% 2/4/25		5,440	6,773
10% 1/1/10	BRL	3,682	1,879
11% 8/17/40		20,355	26,706
12.25% 3/6/30		8,910	15,102
12.75% 1/15/20		4,685	7,262
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		180	207
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Canadian Government:
4% 6/1/17	CAD	20,000	$ 17,954
4.5% 9/1/07	CAD	27,000	25,336
5.25% 6/1/12	CAD	50,300	48,645
5.5% 6/1/09	CAD	15,500	14,792
5.75% 6/1/29	CAD	9,750	10,704
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		3,058	2,945
warrants 11/15/20 (a)(j)		2,750	641
Colombian Republic:
7.375% 9/18/37		8,075	8,992
11.75% 2/25/20		1,825	2,687
Dominican Republic:
Brady 6.3125% 8/30/09 (h)		1,603	1,605
6.25% 8/30/24 (h)		12,873	12,854
9.04% 1/23/18 (g)		4,585	5,188
9.5% 9/27/11		3,429	3,639
Ecuador Republic:
10% 8/15/30 (Reg. S)		9,525	7,811
euro par 5% 2/28/25		1,580	1,130
Finnish Government 3.875% 9/15/17	EUR	49,700	63,208
French Republic:
3% 1/12/10	EUR	800	1,044
3.5% 7/12/11	EUR	88,350	115,057
3.75% 4/25/17	EUR	33,730	42,575
4% 4/25/55	EUR	750	882
5.5% 4/25/29	EUR	4,200	6,256
German Federal Republic:
3.75% 12/12/08	EUR	5,175	6,934
4% 4/13/12	EUR	3,920	5,186
4% 7/4/16	EUR	1,300	1,690
Indonesian Republic:
6.625% 2/17/37 (g)		4,125	3,960
6.75% 3/10/14		3,275	3,341
Islamic Republic of Pakistan:
6.75% 2/19/09		1,050	1,050
7.125% 3/31/16 (g)		2,125	2,104
Japan Government:
0.78% 7/20/20 (h)	JPY	825,000	6,261
0.9% 12/22/08	JPY	1,370,000	11,121
0.9% 11/20/20 (h)	JPY	1,300,000	10,090
1.4% 3/21/11	JPY	2,275,000	18,547
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Japan Government: - continued
1.5% 3/20/14	JPY	1,865,000	$ 15,006
1.8% 3/20/16	JPY	1,872,000	15,205
2.4% 12/20/34	JPY	1,500,000	12,089
Real Return Bond 1.1% 12/10/16	JPY	3,871,630	31,037
Lebanese Republic:
7.125% 3/5/10		1,140	1,100
7.875% 5/20/11 (Reg. S)		4,320	4,169
8.625% 6/20/13		1,540	1,509
8.63% 11/30/09 (g)(h)		2,180	2,166
8.63% 11/30/09 (h)		9,170	9,113
Peruvian Republic:
3% 3/7/27 (f)		900	646
6.1425% 3/7/27 (h)		1,545	1,541
euro Brady past due interest 6.125% 3/7/17 (h)		8,497	8,497
Philippine Republic:
8.25% 1/15/14		7,120	7,788
8.875% 3/17/15		3,120	3,569
9% 2/15/13		4,645	5,197
9.5% 2/2/30		1,305	1,701
9.875% 1/15/19		6,125	7,733
10.625% 3/16/25		4,275	5,958
Polish Government 5% 10/19/15		180	170
Republic of Fiji 6.875% 9/13/11		2,635	2,477
Republic of Hungary 4.75% 2/3/15		180	169
Republic of Iraq 5.8% 1/15/28 (g)		3,780	2,306
Republic of Serbia 3.75% 11/1/24 (f)(g)		2,700	2,548
Russian Federation:
7.5% 3/31/30 (g)		3,881	4,273
7.5% 3/31/30 (Reg. S)		40,407	44,498
12.75% 6/24/28 (Reg. S)		7,145	12,629
South African Republic 6.5% 6/2/14		180	186
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	2,353	1,841
6.875% 3/17/36		7,625	7,234
7% 9/26/16		14,275	14,446
7.375% 2/5/25		5,265	5,407
11% 1/14/13		11,625	13,956
11.875% 1/15/30		7,575	11,618
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		11,430	11,370
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	5,570	10,618
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
4.25% 6/7/32	GBP	850	$ 1,542
4.25% 3/7/36	GBP	18,380	33,599
4.75% 9/7/15	GBP	5,145	9,805
5% 3/7/18	GBP	450	874
5% 3/7/25	GBP	7,370	14,519
8% 6/7/21	GBP	11,790	29,775
United Mexican States:
6.75% 9/27/34		1,725	1,841
7.5% 4/8/33		7,695	8,926
8.3% 8/15/31		12,285	15,433
9% 12/20/12	MXN	18,350	1,797
Uruguay Republic:
5% 9/14/18	UYU	37,816	1,778
8% 11/18/22		6,292	7,078
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		3,260	119
6% 12/9/20		3,050	2,471
6.355% 4/20/11 (h)		9,110	8,818
7.65% 4/21/25		6,305	5,722
8.5% 10/8/14		3,190	3,238
9.25% 9/15/27		8,485	8,846
9.375% 1/13/34		3,730	3,907
10.75% 9/19/13		7,788	8,684
13.625% 8/15/18		6,305	8,638
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,578
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,016,291)			1,048,313
Supranational Obligations - 0.2%

European Investment Bank: 4% 10/15/37	EUR	2,600	3,064
4.75% 10/15/17	EUR	5,875	7,940
Inter-American Development Bank 6.625% 4/17/17	PEN	8,000	2,668
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $13,668)			13,672
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(k)	113,725	$ 206
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	330,000	6,557
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	165,925	2,912
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		9,675
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	593,040	11,683
Northwest Airlines Corp. (a)	113,943	2,530
		14,213
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	200
TOTAL COMMON STOCKS (Cost $20,287)		24,090
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	331
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,690	1,834
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875% (a)	1,260	$ 1,288
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	5,078	6,195
TOTAL TELECOMMUNICATION SERVICES		6,196
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,318
TOTAL PREFERRED STOCKS (Cost $8,873)		9,649
Floating Rate Loans - 4.9%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Dana Corp. term loan 7.88% 4/13/08 (h)		$ 2,390	2,387
Delphi Corp. term loan 8.125% 12/31/07 (h)		2,220	2,220
Lear Corp. term loan:
7.832% 4/25/12 (h)		2,463	2,419
The Goodyear Tire & Rubber Co. Tranche 3, term loan 8.82% 3/1/11 (h)		3,550	3,550
			10,576
Automobiles - 0.6%
AM General LLC:
Tranche B, term loan 8.38% 9/30/13 (h)		3,835	3,855
8.32% 9/30/12 (h)		132	133
Ford Motor Co. term loan 8.36% 12/15/13 (h)		25,004	25,036
General Motors Corp. term loan 7.725% 11/29/13 (h)		978	980
			30,004
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (h)		4,150	4,109
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (h)		$ 144	$ 144
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (h)		499	500
7.61% 6/14/13 (h)		41	41
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (h)		730	721
			1,406
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.36% 2/6/14 (h)		279	280
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 10.32% 11/30/14 (h)		380	380
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (h)		6,242	6,180
7.36% 3/6/14 (h)		4,210	4,168
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (h)		6,316	6,308
Discovery Communications, Inc. term loan 7.36% 5/14/14 (h)		1,050	1,053
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (h)		816	817
12.06% 12/21/07 (h)		848	847
			19,753
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.3577% 4/6/13 (h)		2,100	2,100
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (h)		4,450	4,339
Michaels Stores, Inc. term loan 7.625% 10/31/13 (h)		5,150	5,073
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (h)		744	750
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		6,110	6,141
			16,303
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.105% 3/5/14 (h)		$ 1,650	$ 1,677
Tranche B 1LN, term loan 7.105% 9/5/13 (h)		4,917	4,936
			6,613
TOTAL CONSUMER DISCRETIONARY			91,144
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		1,142	1,145
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (h)		2,700	2,700
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3449% 3/30/13 (h)		3,169	3,169
Tranche B2, term loan 9.32% 3/30/13 (h)		564	564
9.17% 3/30/13 (h)		157	157
			3,890
TOTAL CONSUMER STAPLES			7,735
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (h)		573	576
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (h)		532	535
Tranche D, term loan 8.3495% 12/28/13 (h)		2,741	2,755
Helix Energy Solutions Group, Inc. term loan 7.3297% 7/1/13 (h)		1,360	1,363
Sandridge Energy, Inc. term loan 8.625% 4/1/15		4,370	4,463
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (h)		540	540
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.: - continued
term loan 7.3565% 10/31/12 (h)		$ 2,211	$ 2,211
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (h)		410	410
			12,277
TOTAL ENERGY			12,853
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (h)		2,281	2,281
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (h)		3,512	3,512
Tranche C, term loan 7.07% 4/18/12 (h)		2,036	2,036
			7,829
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		3,554	3,567
Real Estate Management & Development - 0.2%
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (h)		6,721	6,653
8.32% 10/10/13 (h)		1,809	1,791
			8,444
TOTAL FINANCIALS			19,840
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (h)		6,145	6,145
Tranche DD, term loan 6/28/14 (l)		405	405
DaVita, Inc. Tranche B1, term loan 6.85% 10/5/12 (h)		3,576	3,571
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (h)		14,547	14,565
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (h)		958	956
			25,642
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.104% 2/21/13 (h)		$ 90	$ 90
Tranche 2LN, term loan 14.25% 2/21/14 (h)		140	141
Hawker Beechcraft Corp.:
term loan 7.35% 3/26/14 (h)		3,384	3,376
7.35% 3/26/14 (h)		287	286
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (h)		167	168
Tranche 2LN, term loan 11.11% 3/28/14 (h)		70	71
			4,132
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (h)		212	212
term loan 7.1006% 3/28/14 (h)		390	391
Aramark Corp.:
term loan 7.36% 1/26/14 (h)		2,021	2,019
7.445% 1/26/14 (h)		158	158
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)		650	652
			3,432
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 1/31/14 (h)		337	337
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.097% 10/3/12 (h)		98	97
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (h)		53	53
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (h)		4,050	4,101
Tranche B 1LN, term loan 7.86% 5/4/14 (h)		540	540
Navistar International Corp.:
term loan 8.6099% 1/19/12 (h)		2,310	2,322
Credit-Linked Deposit 8.5907% 1/19/12 (h)		840	844
			7,860
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (h)		695	696
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.895% 11/30/14 (h)		$ 810	$ 812
VWR Funding, Inc. term loan 7.86% 6/27/14 (h)		1,440	1,437
			2,249
TOTAL INDUSTRIALS			18,803
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.32% 3/20/13 (h)		3,623	3,628
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (h)		5,536	5,543
			9,171
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (h)		3,285	3,281
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (h)		5,104	5,015
			8,296
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (h)		3,960	3,945
Open Solutions, Inc. term loan 7.445% 1/23/14 (h)		239	239
			4,184
TOTAL INFORMATION TECHNOLOGY			21,651
MATERIALS - 0.6%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 11.61% 6/5/14 (h)		5,330	5,090
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (h)		206	206
term loan 7.0994% 4/2/14 (h)		1,134	1,134
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (h)		4,943	4,936
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		1,035	1,032
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (h)		180	180
			12,578
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.35% 4/3/15 (h)		$ 4,898	$ 4,861
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (h)		2,813	2,778
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (h)		11,702	11,702
TOTAL MATERIALS			31,919
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (h)		1,880	1,880
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (h)		8,440	8,429
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)		479	479
Wind Telecomunicazioni SpA:
term loan 12.6088% 12/12/11 pay-in-kind (h)		3,535	3,534
Tranche 2, term loan 11.59% 3/21/15 (h)		2,840	2,883
Tranche B, term loan 7.84% 9/21/13 (h)		1,420	1,424
Tranche C, term loan 8.59% 9/21/14 (h)		1,420	1,424
			20,053
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
term loan 3/15/14 (l)		64	64
Tranche B, term loan 7.32% 3/15/14 (h)		595	594
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (h)		624	624
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (h)		1,449	1,451
			2,733
TOTAL TELECOMMUNICATION SERVICES			22,786
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (h)		219	220
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Boston Generating LLC: - continued
Tranche 1LN, revolver loan 7.485% 12/20/13 (h)		$ 61	$ 61
Tranche 2LN, term loan 9.61% 6/20/14 (h)		210	213
Tranche B 1LN, term loan 7.61% 12/20/13 (h)		985	987
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (h)		7,771	7,771
NRG Energy, Inc.:
term loan:
6/8/14 (l)		1,581	1,573
7.07% 2/1/13 (h)		4,951	4,945
7.07% 2/1/13 (h)		2,055	2,053
			17,823
TOTAL FLOATING RATE LOANS (Cost $270,513)			270,196
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		174	172
- Citibank:
6.25% 3/28/13 (h)		610	604
6.25% 12/14/19 (h)		1,417	1,375
- Credit Suisse First Boston 6.25% 3/28/13 (h)		2,739	2,712
- Deutsche Bank:
1.407% 3/28/13 (h)	JPY	75,124	575
6.25% 3/28/13 (h)		784	776
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,887)			6,214
Commercial Paper - 0.1%

Asscher Finance Ltd. 4.11% 7/10/07 (Cost $4,035)	EUR	3,000	4,055
Fixed-Income Funds - 5.9%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $329,491)	3,273,798	328,834
Preferred Securities - 0.8%
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 13,600	$ 14,172
Net Servicos de Comunicacao SA 9.25% (g)	6,710	6,893
		21,065
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	17,588	18,079
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (h)	1,300	1,688
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY 150,000	1,212
		2,900
TOTAL PREFERRED SECURITIES (Cost $41,400)		42,044
Other - 0.0%

Delta Airlines ALPA Claim (a) (Cost $96)	8,380	503
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $567,196)	567,196,409	567,196
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $5,652,809)		5,703,556
NET OTHER ASSETS - (2.8)%		(156,686)
NET ASSETS - 100%		$ 5,546,870
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 30,000	$ (70)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.254% with Credit Suisse First Boston	June 2009	16,000	35
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	3,875	152
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.51% with Morgan Stanley, Inc.	June 2009	25,000	(64)
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	21,000	272
Receive semi-annually a fixed rate equal to 5.364% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	15,000	(1)
Receive semi-annually a fixed rate equal to 5.418% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2010	27,000	14
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	5,000	4
Receive semi-annually a fixed rate equal to 5.505% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	40,000	23
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2017	15,000	43
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2016	$ 8,000	$ 68
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	July 2016	39,770	425
		$ 245,645	$ 901
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,242,000 or 9.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,153

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,050,000 and $2,042,000, respectively. The coupon rate will be determined at time of settlement.

(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,929
Fidelity Floating Rate Central Fund	9,358
Total	$ 19,287

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 191,912	$ -	$ 328,834	13.8%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.5%
France	3.3%
Canada	2.9%
United Kingdom	2.9%
Japan	2.3%
Brazil	2.0%
Argentina	1.6%
Venezuela	1.4%
Russia	1.3%
Finland	1.1%
Mexico	1.0%
Turkey	1.0%
Others (individually less than 1%)	7.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,756,122)	$ 4,807,526
Fidelity Central Funds (cost $896,687)	896,030
Total Investments (cost $5,652,809)		$ 5,703,556
Cash		1,213
Foreign currency held at value (cost $273)		273
Receivable for investments sold		12,078
Receivable for fund shares sold		18,725
Dividends receivable		47
Interest receivable		69,596
Distributions receivable from Fidelity Central Funds		4,168
Swap agreements, at value		901
Prepaid expenses		9
Receivable from investment adviser for expense reductions		7
Other receivables		69
Total assets		5,810,642

Liabilities
Payable for investments purchased:
Regular delivery	$ 75,955
Delayed delivery	166,636
Payable for fund shares redeemed	12,602
Distributions payable	3,140
Accrued management fee	2,592
Distribution fees payable	1,638
Other affiliated payables	840
Other payables and accrued expenses	369
Total liabilities		263,772

Net Assets		$ 5,546,870
Net Assets consist of:
Paid in capital		$ 5,465,721
Undistributed net investment income		13,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,841
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,918
Net Assets		$ 5,546,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,231,331 ÷ 105,772 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.13
Class T: Net Asset Value and redemption price per share ($2,358,403 ÷ 202,659 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.13
Class B: Net Asset Value and offering price per share ($333,396 ÷ 28,579 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($781,051 ÷ 67,202 shares)A	$ 11.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($842,689 ÷ 71,779 shares)	$ 11.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,477
Interest		135,422
Income from Fidelity Central Funds		19,287
Total income		159,186

Expenses
Management fee	$ 14,635
Transfer agent fees	4,172
Distribution fees	9,113
Accounting fees and expenses	687
Custodian fees and expenses	152
Independent trustees' compensation	8
Registration fees	158
Audit	59
Legal	18
Miscellaneous	21
Total expenses before reductions	29,023
Expense reductions	(77)	28,946
Net investment income		130,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,733
Foreign currency transactions	270
Swap agreements	(96)
Total net realized gain (loss)		21,907
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,050)
Assets and liabilities in foreign currencies	104
Swap agreements	901
Total change in net unrealized appreciation (depreciation)		(77,045)
Net gain (loss)		(55,138)
Net increase (decrease) in net assets resulting from operations		$ 75,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 130,240	$ 200,671
Net realized gain (loss)	21,907	25,569
Change in net unrealized appreciation (depreciation)	(77,045)	65,522
Net increase (decrease) in net assets resulting from operations	75,102	291,762
Distributions to shareholders from net investment income	(125,000)	(195,256)
Distributions to shareholders from net realized gain	(8,244)	(17,694)
Total distributions	(133,244)	(212,950)
Share transactions - net increase (decrease)	922,103	1,127,698
Total increase (decrease) in net assets	863,961	1,206,510

Net Assets
Beginning of period	4,682,909	3,476,399
End of period (including undistributed net investment income of $13,390 and undistributed net investment income of $8,150, respectively)	$ 5,546,870	$ 4,682,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11
Income from Investment Operations
Net investment income E	.304	.600	.571	.600	.617	.668
Net realized and unrealized gain (loss)	(.111)	.248	(.255)	.445	1.321	.214
Total from investment operations	.193	.848	.316	1.045	1.938	.882
Distributions from net investment income	(.293)	(.583)	(.551)	(.575)	(.648)	(.652)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.313)	(.628)	(.706)	(.745)	(.648)	(.652)
Net asset value, end of period	$ 11.64	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Total Return B, C, D	1.64%	7.54%	2.75%	9.31%	19.20%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	.97%	.99%	1.00%	1.01%	1.04%
Expenses net of fee waivers, if any	1.01% A	.97%	.99%	1.00%	1.01%	1.04%
Expenses net of all reductions	1.00% A	.97%	.99%	1.00%	1.00%	1.04%
Net investment income	5.22% A	5.18%	4.92%	5.20%	5.58%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,231	$ 954	$ 647	$ 372	$ 187	$ 57
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11
Income from Investment Operations
Net investment income E	.304	.594	.564	.593	.604	.660
Net realized and unrealized gain (loss)	(.111)	.248	(.245)	.443	1.322	.203
Total from investment operations	.193	.842	.319	1.036	1.926	.863
Distributions from net investment income	(.293)	(.577)	(.544)	(.566)	(.636)	(.643)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.313)	(.622)	(.699)	(.736)	(.636)	(.643)
Net asset value, end of period	$ 11.64	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Total Return B, C, D	1.64%	7.49%	2.77%	9.23%	19.09%	8.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Expenses net of all reductions	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Net investment income	5.22% A	5.13%	4.86%	5.13%	5.47%	6.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,358	$ 2,049	$ 1,427	$ 808	$ 515	$ 279
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12
Income from Investment Operations
Net investment income E	.261	.511	.486	.513	.533	.595
Net realized and unrealized gain (loss)	(.112)	.247	(.249)	.441	1.330	.212
Total from investment operations	.149	.758	.237	.954	1.863	.807
Distributions from net investment income	(.249)	(.493)	(.462)	(.484)	(.563)	(.577)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.269)	(.538)	(.617)	(.654)	(.563)	(.577)
Net asset value, end of period	$ 11.67	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Total Return B, C, D	1.27%	6.70%	2.06%	8.45%	18.38%	8.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.76%	1.78%	1.78%	1.77%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.78%	1.77%	1.78%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.78%	1.77%	1.78%
Net investment income	4.47% A	4.40%	4.16%	4.42%	4.81%	5.91%
Supplemental Data
Net assets, end of period (in millions)	$ 333	$ 342	$ 342	$ 319	$ 287	$ 147
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10
Income from Investment Operations
Net investment income E	.257	.503	.475	.505	.525	.585
Net realized and unrealized gain (loss)	(.111)	.238	(.246)	.444	1.320	.204
Total from investment operations	.146	.741	.229	.949	1.845	.789
Distributions from net investment income	(.246)	(.486)	(.454)	(.479)	(.555)	(.569)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.266)	(.531)	(.609)	(.649)	(.555)	(.569)
Net asset value, end of period	$ 11.62	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Total Return B, C, D	1.25%	6.57%	1.99%	8.43%	18.24%	8.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Expenses net of fee waivers, if any	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Expenses net of all reductions	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Net investment income	4.42% A	4.34%	4.09%	4.37%	4.74%	5.83%
Supplemental Data
Net assets, end of period (in millions)	$ 781	$ 683	$ 540	$ 405	$ 277	$ 68
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17
Income from Investment Operations
Net investment income D	.320	.627	.599	.627	.635	.685
Net realized and unrealized gain (loss)	(.114)	.252	(.262)	.449	1.338	.210
Total from investment operations	.206	.879	.337	1.076	1.973	.895
Distributions from net investment income	(.306)	(.604)	(.572)	(.596)	(.663)	(.665)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.326)	(.649)	(.727)	(.766)	(.663)	(.665)
Net asset value, end of period	$ 11.74	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Total Return B, C	1.74%	7.76%	2.91%	9.53%	19.44%	9.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.79%	.81%	.81%	.87%	.92%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.81%	.87%	.92%
Expenses net of all reductions	.77% A	.79%	.80%	.81%	.87%	.92%
Net investment income	5.45% A	5.36%	5.10%	5.38%	5.71%	6.78%
Supplemental Data
Net assets, end of period (in millions)	$ 843	$ 655	$ 520	$ 424	$ 291	$ 120
Portfolio turnover rate F	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

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3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 119,456
Unrealized depreciation	(61,879)
Net unrealized appreciation (depreciation)	$ 57,577
Cost for federal income tax purposes	$ 5,645,979

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

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4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,388,032 and $876,272, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

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6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,074	$ 93
Class T	0%	.25%	2,841	166
Class B	.65%	.25%	1,524	1,114
Class C	.75%	.25%	3,674	1,058
			$ 9,113	$ 2,431

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from.15% to.25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to.50% for certain purchases of Class A shares and.25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 322
Class T	91
Class B*	376
Class C*	56
$ 845

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 981.19
Class T	1,545.14
Class B	397.24
Class C	646.18
Institutional Class	603.16
	$ 4,172

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 15

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

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8. Expense Reductions - continued

During the period, these credits reduced the Fund's custody expenses by $33. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	2
Class C	1
Institutional Class	3
$ 15

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 26,352	$ 39,561
Class T	56,593	85,776
Class B	7,159	14,254
Class C	15,389	25,171
Institutional Class	19,507	30,494
Total	$ 125,000	$ 195,256
From net realized gain
Class A	$ 1,682	$ 3,611
Class T	3,631	7,750
Class B	578	1,297
Class C	1,193	2,586
Institutional Class	1,160	2,450
Total	$ 8,244	$ 17,694

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12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	33,858	40,212	$ 397,677	$ 466,984
Reinvestment of distributions	1,979	3,038	23,267	35,402
Shares redeemed	(11,187)	(18,183)	(131,637)	(210,949)
Net increase (decrease)	24,650	25,067	$ 289,307	$ 291,437
Class T
Shares sold	48,739	77,408	$ 574,030	$ 898,907
Reinvestment of distributions	4,871	7,566	57,269	88,116
Shares redeemed	(25,208)	(34,402)	(296,044)	(398,985)
Net increase (decrease)	28,402	50,572	$ 335,255	$ 588,038
Class B
Shares sold	3,184	6,165	$ 37,558	$ 71,729
Reinvestment of distributions	486	980	5,726	11,432
Shares redeemed	(4,119)	(7,683)	(48,572)	(89,296)
Net increase (decrease)	(449)	(538)	$ (5,288)	$ (6,135)
Class C
Shares sold	13,807	20,716	$ 162,292	$ 240,191
Reinvestment of distributions	1,018	1,708	11,951	19,867
Shares redeemed	(5,753)	(11,121)	(67,592)	(128,793)
Net increase (decrease)	9,072	11,303	$ 106,651	$ 131,265
Institutional Class
Shares sold	20,879	32,933	$ 247,758	$ 385,367
Reinvestment of distributions	1,312	2,240	15,564	26,269
Shares redeemed	(5,656)	(24,654)	(67,144)	(288,543)
Net increase (decrease)	16,535	10,519	$ 196,178	$ 123,093

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2006, the total expenses of Institutional Class ranked equal to its competitive median for 2006, and the total expenses of Class C ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SI-USAN-0807
1.787775.104

(Fidelity Investment logo)(registered trademark)
Fidelity ® Advisor

Strategic Income
Fund - Institutional Class

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stocks are currently on pace to register their fifth-straight year of positive returns, although gains could be trimmed if the U.S. economy continues to slow. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Investments - continued

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Class A
Actual	$ 1,000.00	$ 1,016.40	$ 5.05
HypotheticalA	$ 1,000.00	$ 1,019.79	$ 5.06
Class T
Actual	$ 1,000.00	$ 1,016.40	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Class B
Actual	$ 1,000.00	$ 1,012.70	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.12	$ 8.75
Class C
Actual	$ 1,000.00	$ 1,012.50	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class
Actual	$ 1,000.00	$ 1,017.40	$ 3.90
HypotheticalA	$ 1,000.00	$ 1,020.93	$ 3.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.01%
Class T	1.00%
Class B	1.75%
Class C	1.80%
Institutional Class	.78%

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.1	13.2
Fannie Mae	10.3	10.8
Freddie Mac	7.3	4.3
French Republic	3.0	3.7
Japan Government	2.2	2.5
	34.9
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	9.3	8.7
Financials	7.2	6.0
Telecommunication Services	5.4	5.9
Information Technology	4.3	4.6
Energy	4.1	5.1
Quality Diversification (% of fund's net assets) as of June 30, 2007
As of June 30, 2007*	As of December 31, 2006**
U.S.Government and U.S.Government Agency Obligations 29.9%	U.S.Government and U.S.Government Agency Obligations 28.9%
AAA,AA,A 13.7%	AAA,AA,A 14.1%
BBB 5.0%	BBB 4.7%
BB 15.5%	BB 17.7%
B 17.7%	B 19.2%
CCC,CC,C 6.1%	CCC,CC,C 4.7%
D 0.0%	D 0.1%
Not Rated 4.0%	Not Rated 3.0%
Equities 0.6%	Equities 0.5%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 7.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Preferred Securities 0.8%	Preferred Securities 0.0%
Corporate Bonds 30.6%	Corporate Bonds 33.9%
U.S. Government and U.S. Government Agency Obligations 29.9%	U.S. Government and U.S. Government Agency Obligations 28.9%
Foreign Government & Government Agency Obligations 18.9%	Foreign Government & Government Agency Obligations 21.9%
Floating Rate Loans 10.3%	Floating Rate Loans 6.8%
Stocks 0.6%	Stocks 0.5%
Other Investments 1.4%	Other Investments 0.9%
Short-Term Investments and Net Other Assets 7.5%	Short-Term Investments and Net Other Assets 7.1%

* Foreign investments	28.5%	** Foreign investments	32.7%
* Swaps	1.7%	** Swaps	0.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 30.1%
		Principal Amount (000s)(d)	Value (000s)
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 6,685	$ 4,153
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)		9,390	9,038
ON Semiconductor Corp. 0% 4/15/24		450	543
			9,581
TOTAL CONVERTIBLE BONDS			13,734
Nonconvertible Bonds - 29.9%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14		2,950	2,884
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		590	596
11% 5/1/09 (c)		695	716
Visteon Corp. 7% 3/10/14		4,185	3,620
			7,816
Automobiles - 0.4%
General Motors Corp.:
8.375% 7/5/33	EUR	1,000	1,266
8.375% 7/15/33		21,450	19,466
			20,732
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		2,990	3,229
Hotels, Restaurants & Leisure - 1.0%
Carrols Corp. 9% 1/15/13		4,095	4,023
Gaylord Entertainment Co.:
6.75% 11/15/14		3,690	3,616
8% 11/15/13		920	941
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		2,935	2,847
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mandalay Resort Group:
6.375% 12/15/11		$ 4,220	$ 4,209
6.5% 7/31/09		1,995	2,005
MGM Mirage, Inc.:
6% 10/1/09		1,050	1,038
6.625% 7/15/15		1,595	1,463
6.75% 9/1/12		1,310	1,269
6.75% 4/1/13		1,020	978
6.875% 4/1/16		1,935	1,804
7.5% 6/1/16		1,965	1,847
8.5% 9/15/10		435	458
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,140	2,081
Scientific Games Corp. 6.25% 12/15/12		660	632
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		1,540	1,540
Six Flags, Inc.:
9.625% 6/1/14		1,095	1,013
9.75% 4/15/13		7,360	6,918
Speedway Motorsports, Inc. 6.75% 6/1/13		3,495	3,425
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		3,328	3,062
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		2,555	2,708
Vail Resorts, Inc. 6.75% 2/15/14		5,060	4,934
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		1,070	819
9% 1/15/12		575	592
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)		413	432
Wheeling Island Gaming, Inc. 10.125% 12/15/09		735	744
			55,398
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		1,660	1,746
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		720	709
Media - 2.7%
AMC Entertainment, Inc. 11% 2/1/16		2,610	2,923
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		5,010	5,486
CanWest Media, Inc. 8% 9/15/12		860	860
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		$ 9,708	$ 10,059
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		3,850	4,033
10.25% 9/15/10		2,720	2,836
CSC Holdings, Inc.:
7.25% 4/15/12		7,060	6,866
7.625% 4/1/11		2,580	2,561
7.625% 7/15/18		10,760	10,222
7.875% 2/15/18		12,905	12,357
EchoStar Communications Corp.:
6.375% 10/1/11		3,705	3,640
6.625% 10/1/14		9,095	8,731
7% 10/1/13		3,800	3,743
7.125% 2/1/16		4,615	4,523
Haights Cross Communications, Inc. 0% 8/15/11 (e)		1,550	1,163
iesy Repository GmbH 10.375% 2/15/15 (g)		2,090	2,153
Liberty Media Corp.:
8.25% 2/1/30		5,895	5,717
8.5% 7/15/29		13,390	13,372
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	3
MediMedia USA, Inc. 11.375% 11/15/14 (g)		850	893
PanAmSat Corp.:
6.375% 1/15/08		490	488
9% 8/15/14		2,860	2,982
9% 6/15/16		2,240	2,358
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		3,280	3,428
10.375% 9/1/14 (g)		14,415	15,857
Sun Media Corp. Canada 7.625% 2/15/13		635	640
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		3,000	2,805
TL Acquisitions, Inc.:
0% 7/15/15 (e)(g)		10,390	7,805
10.5% 1/15/15 (g)		10,480	10,166
Videotron Ltee 6.875% 1/15/14		550	534
			149,204
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Dollar General Corp. 10.625% 7/15/15 (g)		$ 13,060	$ 12,538
Specialty Retail - 0.4%
AutoNation, Inc. 7.3556% 4/15/13 (h)		1,000	1,003
Claire's Stores, Inc. 10.5% 6/1/17 (g)		2,110	1,946
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		445	284
10% 11/1/14 (g)		4,990	5,152
11.375% 11/1/16 (g)		4,820	5,025
Sally Holdings LLC:
9.25% 11/15/14 (g)		1,460	1,460
10.5% 11/15/16 (g)		4,840	4,852
			19,722
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		7,535	7,723
9.75% 1/15/15		3,880	4,190
			11,913
TOTAL CONSUMER DISCRETIONARY			283,007
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		1,560	1,728
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15 (g)		2,870	2,762
9.5% 6/15/17 (g)		4,310	4,154
			6,916
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		1,685	1,849
Gruma SA de CV 7.75%		5,310	5,390
Hines Nurseries, Inc. 10.25% 10/1/11		370	297
Michael Foods, Inc. 8% 11/15/13		420	422
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		900	927
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		3,250	3,023
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. 7.75% 7/1/17		$ 2,810	$ 2,789
Swift & Co. 10.125% 10/1/09		915	942
			15,639
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		260	267
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		470	475
Tobacco - 0.1%
BAT Holdings BV 4.375% 9/15/14	EUR	1,500	1,925
TOTAL CONSUMER STAPLES			26,950
ENERGY - 3.3%
Energy Equipment & Services - 0.4%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		1,200	1,199
CHC Helicopter Corp. 7.375% 5/1/14		3,185	3,105
Complete Production Services, Inc. 8% 12/15/16 (g)		4,670	4,717
Hanover Compressor Co.:
7.5% 4/15/13		530	531
8.625% 12/15/10		490	505
9% 6/1/14		4,260	4,505
Ocean Rig Norway AS 8.375% 7/1/13 (g)		1,020	1,061
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		2,920	3,432
Seabulk International, Inc. 9.5% 8/15/13		3,290	3,516
			22,571
Oil, Gas & Consumable Fuels - 2.9%
ANR Pipeline, Inc. 7.375% 2/15/24		2,165	2,306
Atlas Pipeline Partners LP 8.125% 12/15/15		4,710	4,739
Berry Petroleum Co. 8.25% 11/1/16		2,930	2,952
Chaparral Energy, Inc.:
8.5% 12/1/15		2,530	2,473
8.875% 2/1/17 (g)		2,070	2,044
Chesapeake Energy Corp.:
6.5% 8/15/17		8,855	8,390
6.875% 11/15/20		7,280	6,971
7% 8/15/14		865	860
7.5% 6/15/14		850	867
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.625% 7/15/13		$ 8,300	$ 8,508
Colorado Interstate Gas Co. 6.8% 11/15/15		5,320	5,466
Drummond Co., Inc. 7.375% 2/15/16 (g)		4,000	3,760
Encore Acquisition Co. 6.25% 4/15/14		1,500	1,343
EXCO Resources, Inc. 7.25% 1/15/11		570	564
Forest Oil Corp. 8% 12/15/11		480	492
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	900	1,784
Harvest Operations Corp. 7.875% 10/15/11		1,170	1,147
InterNorth, Inc. 9.625% 3/16/06 (c)		935	276
Mariner Energy, Inc. 8% 5/15/17		1,420	1,452
Massey Energy Co. 6.875% 12/15/13		6,330	5,760
Northwest Pipeline Corp. 6.625% 12/1/07		285	285
OPTI Canada, Inc. 7.875% 12/15/14 (g)		5,250	5,263
Pan American Energy LLC 7.75% 2/9/12 (g)		6,265	6,296
Peabody Energy Corp.:
7.375% 11/1/16		5,640	5,767
7.875% 11/1/26		5,640	5,866
Pemex Project Funding Master Trust:
5.5% 2/24/25 (g)	EUR	750	988
6.625% 6/15/35		6,020	6,110
Petrohawk Energy Corp. 9.125% 7/15/13		6,000	6,345
Petroleos de Venezuela SA 5.25% 4/12/17		3,385	2,564
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		7,420	7,291
8.22% 4/1/17 (g)		6,748	6,579
Pogo Producing Co.:
6.875% 10/1/17		4,290	4,247
7.875% 5/1/13		2,605	2,664
Range Resources Corp. 7.375% 7/15/13		2,190	2,206
Ship Finance International Ltd. 8.5% 12/15/13		7,015	7,225
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,513
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		1,220	1,238
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	561
7.5% 4/1/17		7,600	8,132
7.625% 4/1/37		1,035	1,128
8.375% 6/15/32		1,155	1,346
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp.:
7% 8/15/11		$ 330	$ 343
8.875% 7/15/12		1,455	1,630
Venoco, Inc. 8.75% 12/15/11		1,470	1,525
W&T Offshore, Inc. 8.25% 6/15/14 (g)		5,300	5,221
YPF SA 10% 11/2/28		4,335	5,478
			159,965
TOTAL ENERGY			182,536
FINANCIALS - 6.1%
Capital Markets - 0.2%
E*TRADE Financial Corp. 7.375% 9/15/13		4,570	4,707
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	800	1,070
Morgan Stanley 4.279% 7/20/12 (h)	EUR	2,880	3,891
			9,668
Commercial Banks - 1.4%
Banca Popolare di Bergamo 8.364% (h)	EUR	1,000	1,490
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	1,300	1,839
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (h)		18,175	18,039
Bank of Tokyo-Mitsubishi Ltd. 3.5% 12/16/15 (h)	EUR	1,150	1,483
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (h)	EUR	1,725	2,289
Caja Madrid SA 4.24% 10/17/16 (h)	EUR	1,500	2,030
Credit Agricole SA 4.184% 9/30/08 (h)	EUR	1,000	1,353
Development Bank of Philippines 8.375% (h)		5,155	5,490
DnB NOR Bank ASA 4.5971% 8/11/09 (h)	CAD	1,500	1,413
Export-Import Bank of India 1.1944% 6/7/12 (h)	JPY	320,000	2,594
HBOS Treasury Services PLC 4.5571% 1/19/10 (h)	CAD	1,500	1,412
JPMorgan Chase Bank 4.375% 11/30/21 (h)	EUR	1,500	1,894
Korea Development Bank (Reg.) 0.87% 6/28/10	JPY	600,000	4,784
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		3,260	3,309
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		7,090	7,551
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Santander Finance Preferred SA Unipersonal 7.005% (h)	GBP	800	$ 1,597
Santander Issuances SA Unipersonal 5.75% 1/31/18 (h)	GBP	800	1,550
SMFG Finance Ltd. 6.164% (h)	GBP	600	1,136
Standard Chartered Bank:
3.625% 2/3/17 (f)	EUR	385	491
4.462% 3/28/18 (h)	EUR	1,250	1,693
Sumitomo Mitsui Banking Corp.:
(Reg. S) 4.375% (h)	EUR	2,000	2,501
1.6413% (h)	JPY	100,000	819
TuranAlem Finance BV 6.25% 9/27/11	EUR	1,750	2,306
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	2,750	3,341
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,940	4,056
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		3,170	3,309
			79,769
Consumer Finance - 1.3%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		1,420	1,438
Ford Credit Europe PLC 5.164% 9/30/09 (h)	EUR	1,500	2,002
Ford Motor Credit Co. LLC 9.875% 8/10/11		7,610	7,988
General Motors Acceptance Corp.:
6.75% 12/1/14		9,520	9,092
6.875% 9/15/11		5,190	5,073
6.875% 8/28/12		6,460	6,314
8% 11/1/31		32,045	32,686
HSBC Finance Corp. 4.875% 5/30/17	EUR	2,450	3,221
SLM Corp.:
4.295% 6/15/09 (h)	EUR	550	726
4.345% 12/15/10 (h)	EUR	1,100	1,405
			69,945
Diversified Financial Services - 1.9%
BA Covered Bond 4.125% 4/5/12	EUR	11,350	14,946
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	11,500	14,833
Canada Housing Trust No.1 4.65% 9/15/09	CAD	16,600	15,561
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		4,520	4,588
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	1,250	$ 1,627
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		1,845	1,817
7.33% 12/1/09 (g)		1,788	1,761
CHR Intermediate Holding Corp. 12.61% 6/1/13 pay-in-kind (g)(h)		1,340	1,335
Citigroup, Inc. 4.25% 2/25/30 (h)	EUR	1,500	1,748
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	1,350	1,802
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		5,305	5,405
Getin Finance PLC 6.036% 5/13/09 (h)	EUR	650	884
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		2,056	2,133
Hyundai Capital Services, Inc. 1.6% 3/14/08	JPY	300,000	2,443
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	1,450	1,931
Imperial Tobacco Finance 4.375% 11/22/13	EUR	900	1,165
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		1,990	1,950
10% 5/1/15 (g)		2,100	2,048
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (h)		5,110	5,219
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	37,575	1,514
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	26,200	1,034
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		12,400	12,710
TransCapitalInvest Ltd. (Reg. S) 5.381% 6/27/12	EUR	1,400	1,881
WaMu Covered Bond Program 4.375% 5/19/14	EUR	3,900	5,141
			105,476
Insurance - 0.2%
Amlin PLC 6.5% 12/19/26 (h)	GBP	1,000	1,867
Eureko BV 5.125% (h)	EUR	1,500	1,967
Fukoku Mutual Life Insurance Co. 4.5% 9/28/25 (h)	EUR	1,200	1,503
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (h)	EUR	1,800	2,393
Novae Group plc 8.375% 4/27/17 (h)	GBP	450	894
Old Mutual plc 4.5% 1/18/17 (h)	EUR	1,000	1,313
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	800	1,029
			10,966
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		$ 3,400	$ 3,400
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		6,640	6,574
Senior Housing Properties Trust 7.875% 4/15/15		6,211	6,428
			16,402
Real Estate Management & Development - 0.8%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,265	3,126
8.125% 6/1/12		2,590	2,577
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		5,590	5,338
Realogy Corp.:
10.5% 4/15/14 (g)		16,525	15,781
11% 4/15/14 pay-in-kind (g)		11,595	10,928
12.375% 4/15/15 (g)		5,060	4,624
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	1,250	1,584
			43,958
Thrifts & Mortgage Finance - 0.0%
China Development Bank 5% 10/15/15		175	166
Residential Capital Corp. 6.375% 5/17/13	GBP	500	939
			1,105
TOTAL FINANCIALS			337,289
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		1,530	1,538
Health Care Providers & Services - 0.9%
Cardinal Health 409, Inc. 9.5% 4/15/15 pay-in-kind (g)		5,520	5,396
CRC Health Group, Inc. 10.75% 2/1/16		1,880	2,059
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		1,000	1,028
HCA, Inc.:
9.125% 11/15/14 (g)		4,310	4,536
9.25% 11/15/16 (g)		8,660	9,223
9.625% 11/15/16 pay-in-kind (g)		10,995	11,833
Rural/Metro Corp. 9.875% 3/15/15		1,355	1,396
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. 11% 1/15/14		$ 3,652	$ 4,054
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		310	321
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		3,040	3,291
U.S. Oncology, Inc. 9% 8/15/12		1,300	1,333
Vanguard Health Holding Co. II LLC 9% 10/1/14		7,390	7,279
			51,749
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		1,770	1,788
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		1,585	1,597
Leiner Health Products, Inc. 11% 6/1/12		1,885	1,772
Mylan Laboratories, Inc. 6.375% 8/15/15		640	653
			4,022
TOTAL HEALTH CARE			59,097
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		800	830
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		2,790	2,888
8.875% 4/1/15 pay-in-kind (g)		2,790	2,853
9.75% 4/1/17 (g)		2,790	2,909
Hexcel Corp. 6.75% 2/1/15		2,350	2,268
Orbimage Holdings, Inc. 14.8669% 7/1/12 (h)		1,720	1,892
			13,640
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		820	802
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		16,400	1,148
10% 8/15/08 (a)		1,255	88
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	237
Northwest Airlines Trust 10.23% 6/21/14		229	234
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		$ 1,365	$ 177
8.875% 6/1/06 (a)		1,355	166
			2,852
Building Products - 0.0%
Compagnie de St. Gobain 4.196% 4/11/12 (h)	EUR	1,250	1,689
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		160	159
Allied Security Escrow Corp. 11.375% 7/15/11		2,255	2,255
Allied Waste North America, Inc.:
6.5% 11/15/10		830	817
7.125% 5/15/16		5,645	5,525
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		3,085	2,807
9.25% 5/1/21		680	721
FTI Consulting, Inc.:
7.625% 6/15/13		720	727
7.75% 10/1/16		1,390	1,423
Mac-Gray Corp. 7.625% 8/15/15		680	690
NCO Group, Inc. 11.875% 11/15/14 (g)		2,930	2,989
R.H. Donnelley Finance Corp. I 10.875% 12/15/12 (g)		550	587
West Corp.:
9.5% 10/15/14		5,850	5,974
11% 10/15/16		2,875	2,990
			27,664
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		1,250	1,263
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		1,040	1,092
General Cable Corp. 7.125% 4/1/17 (g)		680	680
Polypore International, Inc. 0% 10/1/12 (e)		1,950	1,892
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	923
			4,587
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (h)	GBP	1,075	2,048
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Machinery - 0.3%
Chart Industries, Inc. 9.125% 10/15/15		$ 1,160	$ 1,218
Cummins, Inc. 7.125% 3/1/28		2,250	2,239
Invensys PLC 9.875% 3/15/11 (g)		56	59
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		800	824
9.5% 8/1/14		4,100	4,346
11.75% 8/1/16		4,895	5,433
			14,119
Marine - 0.2%
CMA CGM SA (Reg. S) 5.5% 5/16/12	EUR	875	1,143
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		1,424	1,367
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		4,460	4,683
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		1,795	1,849
US Shipping Partners LP 13% 8/15/14		3,185	3,472
			12,514
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		3,480	3,445
7.625% 12/1/13 (g)		1,700	1,700
Kansas City Southern Railway Co.:
7.5% 6/15/09		3,165	3,165
9.5% 10/1/08		1,350	1,404
TFM SA de CV 9.375% 5/1/12		6,450	6,885
			16,599
Trading Companies & Distributors - 0.3%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	800	1,085
6.5% 2/27/19	GBP	600	1,152
Neff Corp. 10% 6/1/15 (g)		1,530	1,522
Penhall International Corp. 12% 8/1/14 (g)		1,515	1,636
VWR Funding, Inc. 10.25% 7/15/15 (g)		8,530	8,530
			13,925
TOTAL INDUSTRIALS			110,900
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 3.3%
Communications Equipment - 0.7%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		$ 6,290	$ 6,573
Lucent Technologies, Inc.:
6.45% 3/15/29		17,840	15,432
6.5% 1/15/28		6,810	5,959
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(h)		3,760	3,995
10.125% 7/15/13 (g)		3,730	4,000
10.75% 7/15/16 (g)		3,760	4,127
			40,086
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		2,960	2,849
IT Services - 0.6%
Iron Mountain, Inc.:
6.625% 1/1/16		10,955	10,024
7.75% 1/15/15		4,830	4,721
8.25% 7/1/11		535	535
8.625% 4/1/13		2,900	2,929
8.75% 7/15/18		5,160	5,315
SunGard Data Systems, Inc.:
9.125% 8/15/13		5,280	5,392
10.25% 8/15/15		3,620	3,810
			32,726
Office Electronics - 0.5%
Xerox Capital Trust I 8% 2/1/27		4,585	4,654
Xerox Corp.:
6.4% 3/15/16		8,000	8,032
7.2% 4/1/16		3,345	3,445
7.625% 6/15/13		12,425	12,906
			29,037
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		8,085	8,287
ASML Holding NV 5.75% 6/13/17	EUR	2,000	2,653
Avago Technologies Finance Ltd.:
10.86% 6/1/13 (h)		4,560	4,685
11.875% 12/1/15		8,045	8,950
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		$ 12,640	$ 12,119
9.125% 12/15/14 pay-in-kind (g)		22,855	21,571
10.125% 12/15/16 (g)		14,445	13,578
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (h)		735	671
New ASAT Finance Ltd. 9.25% 2/1/11		2,100	1,796
Viasystems, Inc. 10.5% 1/15/11		4,065	4,126
			78,436
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		870	870
TOTAL INFORMATION TECHNOLOGY			184,004
MATERIALS - 2.9%
Chemicals - 0.7%
America Rock Salt Co. LLC 9.5% 3/15/14		3,940	4,009
Bayer AG:
4.044% 4/10/10 (h)	EUR	1,250	1,691
5.625% 5/23/18	GBP	750	1,417
Huntsman LLC 11.625% 10/15/10		466	500
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		6,095	6,278
MacDermid, Inc. 9.5% 4/15/17 (g)		500	503
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		4,390	4,401
10.125% 12/1/14 pay-in-kind (g)		4,655	4,643
11.5% 12/1/16 (g)		10,895	10,977
Phibro Animal Health Corp. 10% 8/1/13 (g)		685	716
SABIC Europe BV 4.5% 11/28/13	EUR	1,250	1,603
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		1,600	1,656
			38,394
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	1,450	1,898
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		640	640
BWAY Corp. 10% 10/15/10		1,175	1,218
Constar International, Inc. 11% 12/1/12		2,530	2,391
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26		$ 355	$ 339
7.5% 12/15/96		3,685	3,095
8% 4/15/23		2,980	2,920
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		895	868
7.75% 5/15/11		320	328
8.25% 5/15/13		3,390	3,509
8.875% 2/15/09		1,029	1,042
Tekni-Plex, Inc. 10.875% 8/15/12		980	1,095
Vitro SAB de CV:
8.625% 2/1/12 (g)		7,760	7,876
9.125% 2/1/17 (g)		2,210	2,262
			27,583
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14 (g)		2,790	2,818
CAP SA 7.375% 9/15/36 (g)		1,730	1,722
Compass Minerals International, Inc.:
0% 12/15/12 (e)		1,330	1,370
0% 6/1/13 (e)		2,260	2,249
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		9,190	9,111
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		5,830	6,544
Evraz Group SA (Reg. S) 8.25% 11/10/15		5,200	5,317
Evraz Securities SA 10.875% 8/3/09		3,600	3,890
FMG Finance Property Ltd.:
10% 9/1/13 (g)		2,285	2,516
10.625% 9/1/16 (g)		2,285	2,688
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		4,200	4,295
8.25% 4/1/15		4,070	4,284
8.375% 4/1/17		11,870	12,642
8.5463% 4/1/15 (h)		6,945	7,292
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		1,335	1,402
Gerdau SA 8.875% (g)		2,590	2,720
International Steel Group, Inc. 6.5% 4/15/14		10,550	10,946
Ispat Inland ULC 9.75% 4/1/14		932	1,025
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(h)		$ 1,680	$ 1,697
RathGibson, Inc. 11.25% 2/15/14		5,905	6,215
			90,743
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		550	547
NewPage Corp. 11.6063% 5/1/12 (h)		1,770	1,938
			2,485
TOTAL MATERIALS			161,103
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 3.5%
British Telecommunications plc 5.25% 6/23/14	EUR	1,550	2,094
Citizens Communications Co.:
7.875% 1/15/27		3,700	3,714
9% 8/15/31		8,370	8,621
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	750	976
Embarq Corp.:
7.082% 6/1/16		1,116	1,122
7.995% 6/1/36		16,780	17,029
Eschelon Operating Co. 8.375% 3/15/10		2,196	2,122
France Telecom SA 4.375% 2/21/12	EUR	550	724
Intelsat Ltd.:
9.25% 6/15/16		2,240	2,369
11.25% 6/15/16		8,860	9,923
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		8,590	8,472
12.25% 3/15/13		9,580	10,969
MobiFon Holdings BV 12.5% 7/31/10		7,225	7,695
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		5,425	5,778
NTL Cable PLC:
8.75% 4/15/14		6,865	7,088
9.125% 8/15/16		3,065	3,218
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		1,845	1,859
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Capital Funding, Inc.:
7.625% 8/3/21		$ 370	$ 348
7.75% 2/15/31		370	357
Qwest Corp.:
7.5% 10/1/14		760	777
7.875% 9/1/11		2,980	3,107
8.61% 6/15/13 (h)		9,470	10,370
8.875% 3/15/12		24,535	26,436
Telecom Egypt SAE:
9.672% 2/4/10 (h)	EGP	3,565	619
10.95% 2/4/10	EGP	3,565	638
Telefonica de Argentina SA 9.125% 11/7/10		2,817	2,972
Telenet Group Holding NV 0% 6/15/14 (e)(g)		6,992	6,590
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		285	257
6.875% 7/15/28		1,855	1,621
U.S. West Communications:
6.875% 9/15/33		27,138	25,510
7.125% 11/15/43		220	210
7.2% 11/10/26		875	886
7.25% 9/15/25		1,780	1,776
7.25% 10/15/35		5,830	5,619
7.5% 6/15/23		1,880	1,871
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		7,315	8,412
			192,149
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		10,745	10,987
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		7,015	7,524
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		6,050	6,186
Digicel Ltd. 9.25% 9/1/12 (g)		1,880	1,976
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		5,800	5,974
Millicom International Cellular SA 10% 12/1/13		8,835	9,575
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		6,290	6,560
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		$ 3,565	$ 3,645
Telecom Personal SA 9.25% 12/22/10 (g)		8,390	8,820
			61,247
TOTAL TELECOMMUNICATION SERVICES			253,396
UTILITIES - 1.1%
Electric Utilities - 0.6%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	1,250	1,619
AES Gener SA 7.5% 3/25/14		3,410	3,546
Chivor SA E.S.P. 9.75% 12/30/14 (g)		3,255	3,694
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		3,385	3,368
Edison Mission Energy:
7.5% 6/15/13		7,300	7,227
7.75% 6/15/16		3,710	3,678
National Power Corp. 6.875% 11/2/16 (g)		1,715	1,706
Reliant Energy, Inc.:
7.625% 6/15/14		4,630	4,514
7.875% 6/15/17		3,680	3,588
			32,940
Gas Utilities - 0.3%
Southern Natural Gas Co.:
7.35% 2/15/31		7,350	7,718
8% 3/1/32		4,170	4,670
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		4,135	3,964
			16,352
Independent Power Producers & Energy Traders - 0.2%
Enron Corp.:
Series A, 8.375% 5/23/05 (c)		2,500	725
6.4% 7/15/06 (c)		9,815	2,895
6.625% 11/15/05 (c)		2,200	649
6.725% 11/17/08 (c)(h)		684	205
6.75% 8/1/09 (c)		550	162
6.875% 10/15/07 (c)		1,330	392
6.95% 7/15/28 (c)		1,204	361
7.125% 5/15/49 (c)		235	69
Corporate Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Enron Corp.: - continued
7.375% 5/15/19 (c)		$ 1,400	$ 417
7.875% 6/15/03 (c)		235	69
9.125% 4/1/03 (c)		50	15
9.875% 6/5/03 (c)		4,720	1,392
Tenaska Alabama Partners LP 7% 6/30/21 (g)		1,108	1,130
			8,481
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		1,615	2,043
Utilicorp United, Inc. 9.95% 2/1/11 (h)		39	42
			2,085
TOTAL UTILITIES			59,858
TOTAL NONCONVERTIBLE BONDS			1,658,140
TOTAL CORPORATE BONDS (Cost $1,642,298)			1,671,874
U.S. Government and Government Agency Obligations - 20.8%

U.S. Government Agency Obligations - 8.7%
Fannie Mae:
3.25% 1/15/08		89,580	88,580
3.25% 2/15/09		40	39
4.125% 5/15/10		6,500	6,316
4.25% 5/15/09		4,940	4,859
4.75% 12/15/10		71,058	70,057
4.875% 4/15/09		13,935	13,856
5.125% 9/2/08		7,695	7,681
5.375% 6/12/17		21,150	20,983
6% 5/15/11		6,400	6,568
6.375% 6/15/09		1,650	1,686
6.625% 9/15/09		12,448	12,814
7.25% 1/15/10		17,761	18,615
Federal Home Loan Bank:
4.5% 10/14/08		5,975	5,919
5.8% 9/2/08		1,680	1,690
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
3.625% 9/15/08		$ 49,805	$ 48,858
4% 8/17/07		521	520
4.125% 10/18/10		67,500	65,324
4.75% 3/5/09		49,987	49,612
4.875% 2/17/09		2,851	2,835
5.125% 4/18/08		14,000	13,976
5.125% 4/18/11		2,380	2,371
5.625% 3/15/11		15,000	15,200
5.75% 3/15/09		15,000	15,125
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		4,750	4,712
Private Export Funding Corp.:
secured 5.685% 5/15/12		1,285	1,307
4.974% 8/15/13		1,515	1,488
Small Business Administration guaranteed development participation certificates Series 2003 P10B, 5.136% 8/10/13		1,128	1,107
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			482,098
U.S. Treasury Inflation Protected Obligations - 0.7%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		17,417	16,700
2.375% 4/15/11		13,170	13,022
2.5% 7/15/16		7,674	7,591
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			37,313
U.S. Treasury Obligations - 11.4%
U.S. Treasury Bonds:
6.125% 8/15/29		100,150	112,340
6.25% 8/15/23		61,500	68,289
U.S. Treasury Notes:
4.25% 8/15/14		67,500	64,568
4.5% 11/15/15		30,500	29,418
4.625% 11/15/16		55,100	53,400
4.75% 2/28/09		63,000	62,808
4.75% 5/31/12 (m)		167,602	166,293
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.875% 4/30/08		$ 61,537	$ 61,455
5.125% 5/15/16		17,000	17,096
TOTAL U.S. TREASURY OBLIGATIONS			635,667
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,171,241)			1,155,078
U.S. Government Agency - Mortgage Securities - 7.0%

Fannie Mae - 4.8%
3.585% 9/1/33 (h)		814	800
3.72% 6/1/33 (h)		2,502	2,497
3.75% 4/1/34 (h)		2,593	2,549
3.783% 6/1/33 (h)		2,981	2,987
3.902% 5/1/34 (h)		1,365	1,345
3.91% 5/1/33 (h)		904	909
3.918% 9/1/33 (h)		2,460	2,439
3.944% 5/1/34 (h)		1,052	1,037
3.962% 9/1/33 (h)		1,882	1,862
3.998% 4/1/34 (h)		2,399	2,366
4% 9/1/13 to 5/1/20		5,040	4,710
4.003% 8/1/33 (h)		1,155	1,141
4.031% 3/1/34 (h)		4,503	4,445
4.036% 6/1/34 (h)		1,928	1,901
4.068% 3/1/35 (h)		3,537	3,503
4.12% 4/1/34 (h)		2,975	2,941
4.126% 5/1/34 (h)		2,377	2,351
4.188% 11/1/34 (h)		2,587	2,599
4.205% 6/1/34 (h)		2,112	2,085
4.288% 6/1/34 (h)		2,339	2,318
4.355% 10/1/19 (h)		261	258
4.4% 8/1/34 (h)		5,380	5,403
4.419% 8/1/34 (h)		5,588	5,529
4.482% 1/1/35 (h)		1,240	1,223
4.484% 12/1/34 (h)		97	96
4.485% 11/1/33 (h)		304	302
4.5% 5/1/18 to 12/1/18		7,695	7,333
4.638% 8/1/35 (h)		1,308	1,302
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
4.655% 10/1/34 (h)		$ 733	$ 726
4.688% 2/1/35 (h)		3,630	3,590
4.733% 12/1/35 (h)		8,706	8,652
4.784% 12/1/35 (h)		926	924
4.79% 6/1/35 (h)		1,524	1,506
4.799% 4/1/35 (h)		2,413	2,416
4.8% 7/1/35 (h)		1,046	1,033
4.809% 1/1/36 (h)		5,203	5,149
4.812% 11/1/35 (h)		2,003	2,008
4.848% 7/1/35 (h)		2,191	2,165
4.878% 7/1/34 (h)		1,234	1,229
4.883% 10/1/35 (h)		285	284
4.893% 5/1/35 (h)		348	344
4.896% 11/1/35 (h)		2,154	2,153
4.946% 8/1/34 (h)		1,189	1,186
5% 1/1/14 to 7/1/35		31,074	30,124
5.004% 2/1/34 (h)		1,839	1,817
5.016% 5/1/35 (h)		2,868	2,847
5.047% 12/1/32 (h)		1,763	1,756
5.092% 5/1/35 (h)		373	376
5.102% 10/1/35 (h)		1,640	1,626
5.108% 10/1/35 (h)		884	877
5.114% 1/1/36 (h)		3,241	3,212
5.135% 7/1/34 (h)		453	452
5.136% 8/1/36 (h)		6,221	6,228
5.152% 7/1/35 (h)		3,457	3,436
5.167% 3/1/36 (h)		2,797	2,783
5.26% 5/1/35 (h)		1,118	1,114
5.263% 11/1/36 (h)		528	529
5.273% 4/1/36 (h)		1,127	1,137
5.311% 3/1/36 (h)		7,478	7,450
5.365% 2/1/36 (h)		1,854	1,859
5.371% 2/1/36 (h)		193	194
5.379% 12/1/36 (h)		712	711
5.394% 7/1/35 (h)		522	521
5.407% 2/1/37 (h)		688	688
5.439% 2/1/37 (h)		3,260	3,266
5.483% 6/1/47 (h)		540	541
5.5% 5/1/11 to 3/1/20		23,487	23,242
5.533% 11/1/36 (h)		1,047	1,050
5.612% 2/1/36 (h)		781	782
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Fannie Mae - continued
5.668% 4/1/36 (h)		$ 2,752	$ 2,759
5.672% 6/1/36 (h)		1,810	1,815
5.672% 4/1/37 (h)		2,982	2,996
5.755% 4/1/36 (h)		1,456	1,461
5.797% 3/1/36 (h)		1,960	1,969
5.807% 5/1/36 (h)		723	727
5.816% 1/1/36 (h)		408	408
5.834% 3/1/36 (h)		1,559	1,567
5.839% 5/1/36 (h)		4,312	4,334
5.847% 6/1/35 (h)		2,683	2,697
5.895% 12/1/36 (h)		1,046	1,051
5.925% 6/1/36 (h)		15,800	15,899
5.937% 6/1/36 (h)		3,882	3,908
5.946% 5/1/36 (h)		1,875	1,888
6% 10/1/08 to 1/1/26		2,639	2,655
6.044% 4/1/36 (h)		11,302	11,399
6.226% 3/1/37 (h)		330	333
6.5% 12/1/12 to 3/1/35		3,565	3,625
7% 9/1/25		4	4
7.5% 1/1/28 to 5/1/37		1,038	1,076
TOTAL FANNIE MAE			262,785
Freddie Mac - 2.2%
3.378% 7/1/33 (h)		1,862	1,845
4% 5/1/19 to 11/1/20		5,497	5,097
4.004% 5/1/33 (h)		3,773	3,765
4.179% 1/1/35 (h)		3,592	3,559
4.5% 2/1/18 to 8/1/33		4,527	4,285
4.569% 6/1/33 (h)		1,179	1,179
4.663% 2/1/35 (h)		9,011	8,870
4.701% 9/1/36 (h)		749	745
4.705% 9/1/35 (h)		4,517	4,501
4.794% 2/1/36 (h)		315	310
4.842% 5/1/35 (h)		6,127	6,041
4.873% 10/1/35 (h)		1,500	1,501
4.924% 10/1/36 (h)		3,780	3,769
5% 3/1/18 to 7/1/19		6,467	6,275
5.013% 7/1/35 (h)		3,655	3,625
5.021% 4/1/35 (h)		103	101
5.126% 7/1/35 (h)		1,015	1,005
5.289% 2/1/36 (h)		63	62
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Freddie Mac - continued
5.362% 3/1/37 (h)		$ 500	$ 498
5.489% 2/1/37 (h)		2,722	2,703
5.498% 1/1/36 (h)		851	848
5.5% 8/1/14 to 11/1/19		7,863	7,765
5.586% 3/1/36 (h)		4,614	4,604
5.625% 5/1/37 (h)		2,410	2,383
5.673% 8/1/36 (h)		4,824	4,818
5.732% 4/1/36 (h)		11,518	11,526
5.806% 5/1/37 (h)		5,606	5,613
5.858% 5/1/37 (h)		540	542
5.863% 5/1/37 (h)		3,355	3,364
6% 7/1/16 to 2/1/19		2,873	2,889
6.084% 2/1/37 (h)		5,250	5,283
6.157% 12/1/36 (h)		5,772	5,802
6.5% 10/1/10 to 3/1/22		7,591	7,731
8.5% 3/1/20		11	12
TOTAL FREDDIE MAC			122,916
Government National Mortgage Association - 0.0%
6% 1/15/09 to 5/15/09		25	25
6.5% 4/15/26 to 5/15/26		47	48
7% 9/15/25 to 8/15/31		85	88
7.5% 2/15/22 to 8/15/28		149	156
8% 9/15/26 to 12/15/26		33	35
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			352
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $387,808)			386,053
Asset-Backed Securities - 0.5%

Amstel Corp. Loan Offering BV:
Series 2006-1 Class C, 4.566% 5/25/16 (h)	EUR	500	678
Series 2007-1:
Class B, 4.429% 3/25/17 (h)	EUR	1,100	1,489
Class C, 4.609% 3/25/17 (h)	EUR	800	1,083
Auto ABS Compartiment Series 2006-1 Class B, 4.242% 7/25/17 (h)	EUR	1,000	1,354
Clock Finance BV Series 2007-1:
Class B2, 4.256% 2/25/15 (h)	EUR	700	947
Asset-Backed Securities - continued
		Principal Amount (000s)(d)	Value (000s)
Clock Finance BV Series 2007-1: - continued
Class C2, 4.436% 2/25/15 (h)	EUR	400	$ 541
Driver One GmbH Series 1 Class B, 4.343% 5/21/10 (h)	EUR	176	239
FCC SPARC Series 2007-1 Class D, 0% 7/15/10 (h)	EUR	500	677
Geldilux Ltd. Series 2007-TS Class C, 4.517% 9/8/14 (h)	EUR	400	541
GLS Ltd. Series 2006-1 Class C, 4.257% 7/15/14 (h)	EUR	500	677
Greene King Finance PLC Series A1, 6.23% 6/15/31 (h)	GBP	1,000	2,001
Lambda Finance BV Series 2005-1X Class C1, 6.374% 11/15/29 (h)	GBP	500	1,008
Leek Finance PLC Series 18X Class BC, 4.292% 9/21/38 (h)	EUR	600	812
Mermaid Secured Finance Ltd. Series 2007-1:
Class C, 4.416% 1/30/40 (h)	EUR	400	542
Class D, 4.616% 1/30/40 (h)	EUR	550	745
Prime Bricks Series 2007-1:
Class B, 4.416% 1/30/40 (h)	EUR	550	745
Class C, 4.616% 1/30/40 (h)	EUR	450	609
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.805% 3/20/17 (h)	EUR	1,000	1,354
Provide Bricks Series 2007-1 Class B, 4.365% 1/30/40 (h)	EUR	1,400	1,895
Punch Taverns Finance PLC 5.92% 4/15/09 (h)	GBP	410	822
Sedna Finance Corp.:
4.779% 12/23/14 (h)	EUR	500	677
4.895% 3/15/16 (h)	EUR	1,150	1,560
Stichting Mars Series 2006 Class C, 4.163% 8/28/14 (h)	EUR	1,000	1,353
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	117
Whinstone Capital Management Ltd. Series 2005-1X Class B1, 6.5963% 10/25/45 (h)	GBP	1,168	2,356
TOTAL ASSET-BACKED SECURITIES (Cost $23,720)			24,822
Collateralized Mortgage Obligations - 2.3%

Private Sponsor - 0.2%
EPIC PLC Series BROD Class D, 4.465% 1/22/16 (h)	EUR	400	541
Granite Mortgages PLC 4.349% 1/20/43 (h)	EUR	341	463
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 3 Class C, 4.818% 7/15/40 (h)	EUR	500	$ 680
RMAC PLC Series 2005-NS4X Class M2A, 6.3675% 12/12/43 (h)	GBP	1,700	3,409
RMAC Securities PLC 2006 floater Series 2006-NS4X Class M1A, 6.1075% 6/12/44 (h)	GBP	1,250	2,509
Shield BV Series 1 Class C, 4.369% 1/20/14 (h)	EUR	1,500	2,037
TOTAL PRIVATE SPONSOR			9,639
U.S. Government Agency - 2.1%
Fannie Mae planned amortization class Series 2002-83 Class ME, 5% 12/25/17		8,925	8,633
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		272	263
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2005-45 Class XA, 5.66% 6/25/35 (h)		7,424	7,417
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17		2,787	2,807
Series 2003-113:
Class PD, 4% 2/25/17		4,890	4,622
Class PE, 4% 11/25/18		1,515	1,356
Series 2003-128 Class NE, 4% 12/25/16		2,550	2,409
Series 2003-70 Class BJ, 5% 7/25/33		890	812
Series 2003-85 Class GD, 4.5% 9/25/18		1,225	1,159
Series 2004-80 Class LD, 4% 1/25/19		1,980	1,850
Series 2004-81:
Class KC, 4.5% 4/25/17		1,395	1,360
Class KD, 4.5% 7/25/18		3,035	2,894
Series 2006-4 Class PB, 6% 9/25/35		6,570	6,570
sequential payer:
Series 2002-58 Class HC, 5.5% 9/25/17		13	13
Series 2003-18 Class EY, 5% 6/25/17		3,771	3,711
Series 2004-95 Class AN, 5.5% 1/25/25		2,260	2,240
Series 2005-117, Class JN, 4.5% 1/25/36		808	692
Series 2005-29 Class KA, 4.5% 2/25/35		2,857	2,740
Series 2005-47 Class AK, 5% 6/25/20		7,595	7,237
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		215	215
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (h)		104	105
Collateralized Mortgage Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		$ 2,927	$ 2,921
Series 2622 Class PE, 4.5% 5/15/18		9,410	8,918
Series 2628 Class OP, 3.5% 11/15/13		1,869	1,853
Series 2649 Class TQ, 3.5% 12/15/21		1,178	1,168
Series 2695 Class DG, 4% 10/15/18		3,865	3,522
Series 2743 Class HE, 4.5% 2/15/19		4,390	4,126
Series 2773 Class EG, 4.5% 4/15/19		14,395	13,553
Series 2831 Class PB, 5% 7/15/19		3,990	3,839
Series 2996 Class MK, 5.5% 6/15/35		942	936
Series 3013 Class AF, 5.57% 5/15/35 (h)		8,995	8,989
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		386	375
Series 2572 Class HK, 4% 2/15/17		580	561
Series 2617 Class GW, 3.5% 6/15/16		554	544
Series 2627:
Class BG, 3.25% 6/15/17		256	240
Class KP, 2.87% 12/15/16		268	251
Series 2685 Class ND, 4% 10/15/18		1,745	1,554
Series 2773 Class TA, 4% 11/15/17		3,195	3,058
Series 2849 Class AL, 5% 5/15/18		1,541	1,506
Series 2860 Class CP, 4% 10/15/17		506	490
Series 2937 Class HJ, 5% 10/15/19		1,822	1,787
Series 2863 Class DB, 4% 9/15/14		266	250
TOTAL U.S. GOVERNMENT AGENCY			119,546
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $129,305)			129,185
Commercial Mortgage Securities - 0.4%

Broadgate PLC 6.435% 10/5/25 (h)	GBP	955	1,889
Bruntwood Alpha PLC Series 2007-1 Class C, 6.09% 1/15/17 (h)	GBP	700	1,406
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (h)	GBP	1,000	2,007
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (h)	GBP	442	888
Commercial Mortgage Securities - continued
		Principal Amount (000s)(d)	Value (000s)
German Residential Asset Note Distributor PLC Series 1 Class A, 4.219% 7/20/16 (h)	EUR	1,371	$ 1,862
JLOC 36 LLC Reg. S:
Class A1, 0.9348% 2/16/16 (h)	JPY	100,000	812
Class B, 1.1048% 2/16/16 (h)	JPY	100,000	812
JLOC 37 LLC (Reg. S) 0% 1/15/15 (h)	JPY	110,000	893
Opera Finance (CMH) PLC Class B, 4.268% 1/15/15 (h)	EUR	1,100	1,488
Opera Finance PLC 5.9763% 7/31/13 (h)	GBP	991	1,992
Paris Prime Community Real Estate Series 2006-1 Class B, 4.235% 4/22/14 (g)(h)	EUR	1,000	1,352
Real Estate Capital Foundation Ltd. Series 3 Class A, 5.8% 7/15/16 (h)	GBP	2,000	4,009
Rivoli Pan Europe PLC Series 2006-1 Class B 4.297% 8/3/18 (h)	EUR	650	879
Skyline BV Series 2007-1 Class D, 0% 7/22/43 (h)	EUR	1,100	1,489
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,700)			21,778
Foreign Government and Government Agency Obligations - 18.9%

Arab Republic 8.6002% 10/9/07	EGP	5,150	888
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		9,218	8,992
5.475% 8/3/12 (h)		13,114	12,458
7% 3/28/11		10,620	10,365
7% 9/12/13		18,845	17,536
10.4173% 3/5/08 (h)	ARS	5,964	1,938
Austrian Republic 5% 12/20/24 (g)	CAD	2,000	1,894
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a) (j)		1,000,000	0
value recovery B rights 1/2/21 (a) (j)		750,000	0
Brazilian Federative Republic:
6% 9/15/13		1,842	1,840
7.125% 1/20/37		4,355	4,721
8.25% 1/20/34		5,500	6,765
8.75% 2/4/25		5,440	6,773
10% 1/1/10	BRL	3,682	1,879
11% 8/17/40		20,355	26,706
12.25% 3/6/30		8,910	15,102
12.75% 1/15/20		4,685	7,262
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		180	207
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Canadian Government:
4% 6/1/17	CAD	20,000	$ 17,954
4.5% 9/1/07	CAD	27,000	25,336
5.25% 6/1/12	CAD	50,300	48,645
5.5% 6/1/09	CAD	15,500	14,792
5.75% 6/1/29	CAD	9,750	10,704
Central Bank of Nigeria:
promissory note 5.092% 1/5/10		3,058	2,945
warrants 11/15/20 (a)(j)		2,750	641
Colombian Republic:
7.375% 9/18/37		8,075	8,992
11.75% 2/25/20		1,825	2,687
Dominican Republic:
Brady 6.3125% 8/30/09 (h)		1,603	1,605
6.25% 8/30/24 (h)		12,873	12,854
9.04% 1/23/18 (g)		4,585	5,188
9.5% 9/27/11		3,429	3,639
Ecuador Republic:
10% 8/15/30 (Reg. S)		9,525	7,811
euro par 5% 2/28/25		1,580	1,130
Finnish Government 3.875% 9/15/17	EUR	49,700	63,208
French Republic:
3% 1/12/10	EUR	800	1,044
3.5% 7/12/11	EUR	88,350	115,057
3.75% 4/25/17	EUR	33,730	42,575
4% 4/25/55	EUR	750	882
5.5% 4/25/29	EUR	4,200	6,256
German Federal Republic:
3.75% 12/12/08	EUR	5,175	6,934
4% 4/13/12	EUR	3,920	5,186
4% 7/4/16	EUR	1,300	1,690
Indonesian Republic:
6.625% 2/17/37 (g)		4,125	3,960
6.75% 3/10/14		3,275	3,341
Islamic Republic of Pakistan:
6.75% 2/19/09		1,050	1,050
7.125% 3/31/16 (g)		2,125	2,104
Japan Government:
0.78% 7/20/20 (h)	JPY	825,000	6,261
0.9% 12/22/08	JPY	1,370,000	11,121
0.9% 11/20/20 (h)	JPY	1,300,000	10,090
1.4% 3/21/11	JPY	2,275,000	18,547
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
Japan Government: - continued
1.5% 3/20/14	JPY	1,865,000	$ 15,006
1.8% 3/20/16	JPY	1,872,000	15,205
2.4% 12/20/34	JPY	1,500,000	12,089
Real Return Bond 1.1% 12/10/16	JPY	3,871,630	31,037
Lebanese Republic:
7.125% 3/5/10		1,140	1,100
7.875% 5/20/11 (Reg. S)		4,320	4,169
8.625% 6/20/13		1,540	1,509
8.63% 11/30/09 (g)(h)		2,180	2,166
8.63% 11/30/09 (h)		9,170	9,113
Peruvian Republic:
3% 3/7/27 (f)		900	646
6.1425% 3/7/27 (h)		1,545	1,541
euro Brady past due interest 6.125% 3/7/17 (h)		8,497	8,497
Philippine Republic:
8.25% 1/15/14		7,120	7,788
8.875% 3/17/15		3,120	3,569
9% 2/15/13		4,645	5,197
9.5% 2/2/30		1,305	1,701
9.875% 1/15/19		6,125	7,733
10.625% 3/16/25		4,275	5,958
Polish Government 5% 10/19/15		180	170
Republic of Fiji 6.875% 9/13/11		2,635	2,477
Republic of Hungary 4.75% 2/3/15		180	169
Republic of Iraq 5.8% 1/15/28 (g)		3,780	2,306
Republic of Serbia 3.75% 11/1/24 (f)(g)		2,700	2,548
Russian Federation:
7.5% 3/31/30 (g)		3,881	4,273
7.5% 3/31/30 (Reg. S)		40,407	44,498
12.75% 6/24/28 (Reg. S)		7,145	12,629
South African Republic 6.5% 6/2/14		180	186
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	2,353	1,841
6.875% 3/17/36		7,625	7,234
7% 9/26/16		14,275	14,446
7.375% 2/5/25		5,265	5,407
11% 1/14/13		11,625	13,956
11.875% 1/15/30		7,575	11,618
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		11,430	11,370
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/11	GBP	5,570	10,618
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s)(d)	Value (000s)
United Kingdom, Great Britain & Northern Ireland: - continued
4.25% 6/7/32	GBP	850	$ 1,542
4.25% 3/7/36	GBP	18,380	33,599
4.75% 9/7/15	GBP	5,145	9,805
5% 3/7/18	GBP	450	874
5% 3/7/25	GBP	7,370	14,519
8% 6/7/21	GBP	11,790	29,775
United Mexican States:
6.75% 9/27/34		1,725	1,841
7.5% 4/8/33		7,695	8,926
8.3% 8/15/31		12,285	15,433
9% 12/20/12	MXN	18,350	1,797
Uruguay Republic:
5% 9/14/18	UYU	37,816	1,778
8% 11/18/22		6,292	7,078
Venezuelan Republic:
oil recovery rights 4/15/20 (j)		3,260	119
6% 12/9/20		3,050	2,471
6.355% 4/20/11 (h)		9,110	8,818
7.65% 4/21/25		6,305	5,722
8.5% 10/8/14		3,190	3,238
9.25% 9/15/27		8,485	8,846
9.375% 1/13/34		3,730	3,907
10.75% 9/19/13		7,788	8,684
13.625% 8/15/18		6,305	8,638
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		1,890	1,578
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,016,291)			1,048,313
Supranational Obligations - 0.2%

European Investment Bank: 4% 10/15/37	EUR	2,600	3,064
4.75% 10/15/17	EUR	5,875	7,940
Inter-American Development Bank 6.625% 4/17/17	PEN	8,000	2,668
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $13,668)			13,672
Common Stocks - 0.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(k)	113,725	$ 206
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit	330,000	6,557
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit	165,925	2,912
Media - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	6	0
TOTAL CONSUMER DISCRETIONARY		9,675
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	593,040	11,683
Northwest Airlines Corp. (a)	113,943	2,530
		14,213
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (a)(g)	895	2
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	200
TOTAL COMMON STOCKS (Cost $20,287)		24,090
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%	6,600	331
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	1,690	1,834
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875% (a)	1,260	$ 1,288
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	119	1
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind	5,078	6,195
TOTAL TELECOMMUNICATION SERVICES		6,196
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,318
TOTAL PREFERRED STOCKS (Cost $8,873)		9,649
Floating Rate Loans - 4.9%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.2%
Dana Corp. term loan 7.88% 4/13/08 (h)		$ 2,390	2,387
Delphi Corp. term loan 8.125% 12/31/07 (h)		2,220	2,220
Lear Corp. term loan:
7.832% 4/25/12 (h)		2,463	2,419
The Goodyear Tire & Rubber Co. Tranche 3, term loan 8.82% 3/1/11 (h)		3,550	3,550
			10,576
Automobiles - 0.6%
AM General LLC:
Tranche B, term loan 8.38% 9/30/13 (h)		3,835	3,855
8.32% 9/30/12 (h)		132	133
Ford Motor Co. term loan 8.36% 12/15/13 (h)		25,004	25,036
General Motors Corp. term loan 7.725% 11/29/13 (h)		978	980
			30,004
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (h)		4,150	4,109
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (h)		$ 144	$ 144
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (h)		499	500
7.61% 6/14/13 (h)		41	41
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (h)		730	721
			1,406
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.36% 2/6/14 (h)		279	280
Media - 0.4%
Advanstar, Inc. Tranche 2LN, term loan 10.32% 11/30/14 (h)		380	380
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (h)		6,242	6,180
7.36% 3/6/14 (h)		4,210	4,168
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (h)		6,316	6,308
Discovery Communications, Inc. term loan 7.36% 5/14/14 (h)		1,050	1,053
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (h)		816	817
12.06% 12/21/07 (h)		848	847
			19,753
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.3577% 4/6/13 (h)		2,100	2,100
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (h)		4,450	4,339
Michaels Stores, Inc. term loan 7.625% 10/31/13 (h)		5,150	5,073
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (h)		744	750
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (h)		6,110	6,141
			16,303
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.105% 3/5/14 (h)		$ 1,650	$ 1,677
Tranche B 1LN, term loan 7.105% 9/5/13 (h)		4,917	4,936
			6,613
TOTAL CONSUMER DISCRETIONARY			91,144
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (h)		1,142	1,145
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (h)		2,700	2,700
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3449% 3/30/13 (h)		3,169	3,169
Tranche B2, term loan 9.32% 3/30/13 (h)		564	564
9.17% 3/30/13 (h)		157	157
			3,890
TOTAL CONSUMER STAPLES			7,735
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (h)		573	576
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (h)		532	535
Tranche D, term loan 8.3495% 12/28/13 (h)		2,741	2,755
Helix Energy Solutions Group, Inc. term loan 7.3297% 7/1/13 (h)		1,360	1,363
Sandridge Energy, Inc. term loan 8.625% 4/1/15		4,370	4,463
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (h)		540	540
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Targa Resources, Inc./Targa Resources Finance Corp.: - continued
term loan 7.3565% 10/31/12 (h)		$ 2,211	$ 2,211
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (h)		410	410
			12,277
TOTAL ENERGY			12,853
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 8.61% 4/8/12 (h)		2,281	2,281
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (h)		3,512	3,512
Tranche C, term loan 7.07% 4/18/12 (h)		2,036	2,036
			7,829
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (h)		3,554	3,567
Real Estate Management & Development - 0.2%
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (h)		6,721	6,653
8.32% 10/10/13 (h)		1,809	1,791
			8,444
TOTAL FINANCIALS			19,840
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (h)		6,145	6,145
Tranche DD, term loan 6/28/14 (l)		405	405
DaVita, Inc. Tranche B1, term loan 6.85% 10/5/12 (h)		3,576	3,571
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (h)		14,547	14,565
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (h)		958	956
			25,642
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.104% 2/21/13 (h)		$ 90	$ 90
Tranche 2LN, term loan 14.25% 2/21/14 (h)		140	141
Hawker Beechcraft Corp.:
term loan 7.35% 3/26/14 (h)		3,384	3,376
7.35% 3/26/14 (h)		287	286
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (h)		167	168
Tranche 2LN, term loan 11.11% 3/28/14 (h)		70	71
			4,132
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (h)		212	212
term loan 7.1006% 3/28/14 (h)		390	391
Aramark Corp.:
term loan 7.36% 1/26/14 (h)		2,021	2,019
7.445% 1/26/14 (h)		158	158
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (h)		650	652
			3,432
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 1/31/14 (h)		337	337
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.097% 10/3/12 (h)		98	97
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (h)		53	53
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (h)		4,050	4,101
Tranche B 1LN, term loan 7.86% 5/4/14 (h)		540	540
Navistar International Corp.:
term loan 8.6099% 1/19/12 (h)		2,310	2,322
Credit-Linked Deposit 8.5907% 1/19/12 (h)		840	844
			7,860
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (h)		695	696
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.895% 11/30/14 (h)		$ 810	$ 812
VWR Funding, Inc. term loan 7.86% 6/27/14 (h)		1,440	1,437
			2,249
TOTAL INDUSTRIALS			18,803
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.32% 3/20/13 (h)		3,623	3,628
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (h)		5,536	5,543
			9,171
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (h)		3,285	3,281
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (h)		5,104	5,015
			8,296
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (h)		3,960	3,945
Open Solutions, Inc. term loan 7.445% 1/23/14 (h)		239	239
			4,184
TOTAL INFORMATION TECHNOLOGY			21,651
MATERIALS - 0.6%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 11.61% 6/5/14 (h)		5,330	5,090
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (h)		206	206
term loan 7.0994% 4/2/14 (h)		1,134	1,134
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (h)		4,943	4,936
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (h)		1,035	1,032
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (h)		180	180
			12,578
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.35% 4/3/15 (h)		$ 4,898	$ 4,861
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.375% 12/19/13 (h)		2,813	2,778
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (h)		11,702	11,702
TOTAL MATERIALS			31,919
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (h)		1,880	1,880
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (h)		8,440	8,429
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (h)		479	479
Wind Telecomunicazioni SpA:
term loan 12.6088% 12/12/11 pay-in-kind (h)		3,535	3,534
Tranche 2, term loan 11.59% 3/21/15 (h)		2,840	2,883
Tranche B, term loan 7.84% 9/21/13 (h)		1,420	1,424
Tranche C, term loan 8.59% 9/21/14 (h)		1,420	1,424
			20,053
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
term loan 3/15/14 (l)		64	64
Tranche B, term loan 7.32% 3/15/14 (h)		595	594
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (h)		624	624
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (h)		1,449	1,451
			2,733
TOTAL TELECOMMUNICATION SERVICES			22,786
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (h)		219	220
Floating Rate Loans - continued
		Principal Amount (000s)(d)	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Boston Generating LLC: - continued
Tranche 1LN, revolver loan 7.485% 12/20/13 (h)		$ 61	$ 61
Tranche 2LN, term loan 9.61% 6/20/14 (h)		210	213
Tranche B 1LN, term loan 7.61% 12/20/13 (h)		985	987
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (h)		7,771	7,771
NRG Energy, Inc.:
term loan:
6/8/14 (l)		1,581	1,573
7.07% 2/1/13 (h)		4,951	4,945
7.07% 2/1/13 (h)		2,055	2,053
			17,823
TOTAL FLOATING RATE LOANS (Cost $270,513)			270,196
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Barclays Bank 6.25% 3/28/13 (h)		174	172
- Citibank:
6.25% 3/28/13 (h)		610	604
6.25% 12/14/19 (h)		1,417	1,375
- Credit Suisse First Boston 6.25% 3/28/13 (h)		2,739	2,712
- Deutsche Bank:
1.407% 3/28/13 (h)	JPY	75,124	575
6.25% 3/28/13 (h)		784	776
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $5,887)			6,214
Commercial Paper - 0.1%

Asscher Finance Ltd. 4.11% 7/10/07 (Cost $4,035)	EUR	3,000	4,055
Fixed-Income Funds - 5.9%
	Shares
Fidelity Floating Rate Central Fund (i) (Cost $329,491)	3,273,798	328,834
Preferred Securities - 0.8%
	Principal Amount (000s)(d)	Value (000s)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 13,600	$ 14,172
Net Servicos de Comunicacao SA 9.25% (g)	6,710	6,893
		21,065
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	17,588	18,079
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 2 Ltd. 4.85% (h)	1,300	1,688
MUFG Capital Finance 3 Ltd. 2.68% (h)	JPY 150,000	1,212
		2,900
TOTAL PREFERRED SECURITIES (Cost $41,400)		42,044
Other - 0.0%

Delta Airlines ALPA Claim (a) (Cost $96)	8,380	503
Money Market Funds - 10.2%
	Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $567,196)	567,196,409	567,196
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $5,652,809)		5,703,556
NET OTHER ASSETS - (2.8)%		(156,686)
NET ASSETS - 100%		$ 5,546,870
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 30,000	$ (70)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.254% with Credit Suisse First Boston	June 2009	16,000	35
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	3,875	152
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.51% with Morgan Stanley, Inc.	June 2009	25,000	(64)
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	21,000	272
Receive semi-annually a fixed rate equal to 5.364% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	15,000	(1)
Receive semi-annually a fixed rate equal to 5.418% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2010	27,000	14
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	5,000	4
Receive semi-annually a fixed rate equal to 5.505% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	40,000	23
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2017	15,000	43
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2016	$ 8,000	$ 68
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	July 2016	39,770	425
		$ 245,645	$ 901
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $512,242,000 or 9.2% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

(j) Quantity represents share amount.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $206,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Intermet Corp.	11/9/05	$ 2,153

(l) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,050,000 and $2,042,000, respectively. The coupon rate will be determined at time of settlement.

(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,929
Fidelity Floating Rate Central Fund	9,358
Total	$ 19,287

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 138,003	$ 191,912	$ -	$ 328,834	13.8%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	71.5%
France	3.3%
Canada	2.9%
United Kingdom	2.9%
Japan	2.3%
Brazil	2.0%
Argentina	1.6%
Venezuela	1.4%
Russia	1.3%
Finland	1.1%
Mexico	1.0%
Turkey	1.0%
Others (individually less than 1%)	7.7%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,756,122)	$ 4,807,526
Fidelity Central Funds (cost $896,687)	896,030
Total Investments (cost $5,652,809)		$ 5,703,556
Cash		1,213
Foreign currency held at value (cost $273)		273
Receivable for investments sold		12,078
Receivable for fund shares sold		18,725
Dividends receivable		47
Interest receivable		69,596
Distributions receivable from Fidelity Central Funds		4,168
Swap agreements, at value		901
Prepaid expenses		9
Receivable from investment adviser for expense reductions		7
Other receivables		69
Total assets		5,810,642

Liabilities
Payable for investments purchased:
Regular delivery	$ 75,955
Delayed delivery	166,636
Payable for fund shares redeemed	12,602
Distributions payable	3,140
Accrued management fee	2,592
Distribution fees payable	1,638
Other affiliated payables	840
Other payables and accrued expenses	369
Total liabilities		263,772

Net Assets		$ 5,546,870
Net Assets consist of:
Paid in capital		$ 5,465,721
Undistributed net investment income		13,390
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		15,841
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		51,918
Net Assets		$ 5,546,870

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,231,331 ÷ 105,772 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.13
Class T: Net Asset Value and redemption price per share ($2,358,403 ÷ 202,659 shares)	$ 11.64

Maximum offering price per share (100/96.00 of $11.64)	$ 12.13
Class B: Net Asset Value and offering price per share ($333,396 ÷ 28,579 shares)A	$ 11.67

Class C: Net Asset Value and offering price per share ($781,051 ÷ 67,202 shares)A	$ 11.62

Institutional Class: Net Asset Value, offering price and redemption price per share ($842,689 ÷ 71,779 shares)	$ 11.74

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,477
Interest		135,422
Income from Fidelity Central Funds		19,287
Total income		159,186

Expenses
Management fee	$ 14,635
Transfer agent fees	4,172
Distribution fees	9,113
Accounting fees and expenses	687
Custodian fees and expenses	152
Independent trustees' compensation	8
Registration fees	158
Audit	59
Legal	18
Miscellaneous	21
Total expenses before reductions	29,023
Expense reductions	(77)	28,946
Net investment income		130,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,733
Foreign currency transactions	270
Swap agreements	(96)
Total net realized gain (loss)		21,907
Change in net unrealized appreciation (depreciation) on: Investment securities	(78,050)
Assets and liabilities in foreign currencies	104
Swap agreements	901
Total change in net unrealized appreciation (depreciation)		(77,045)
Net gain (loss)		(55,138)
Net increase (decrease) in net assets resulting from operations		$ 75,102

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 130,240	$ 200,671
Net realized gain (loss)	21,907	25,569
Change in net unrealized appreciation (depreciation)	(77,045)	65,522
Net increase (decrease) in net assets resulting from operations	75,102	291,762
Distributions to shareholders from net investment income	(125,000)	(195,256)
Distributions to shareholders from net realized gain	(8,244)	(17,694)
Total distributions	(133,244)	(212,950)
Share transactions - net increase (decrease)	922,103	1,127,698
Total increase (decrease) in net assets	863,961	1,206,510

Net Assets
Beginning of period	4,682,909	3,476,399
End of period (including undistributed net investment income of $13,390 and undistributed net investment income of $8,150, respectively)	$ 5,546,870	$ 4,682,909

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34	$ 10.11
Income from Investment Operations
Net investment income E	.304	.600	.571	.600	.617	.668
Net realized and unrealized gain (loss)	(.111)	.248	(.255)	.445	1.321	.214
Total from investment operations	.193	.848	.316	1.045	1.938	.882
Distributions from net investment income	(.293)	(.583)	(.551)	(.575)	(.648)	(.652)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.313)	(.628)	(.706)	(.745)	(.648)	(.652)
Net asset value, end of period	$ 11.64	$ 11.76	$ 11.54	$ 11.93	$ 11.63	$ 10.34
Total Return B, C, D	1.64%	7.54%	2.75%	9.31%	19.20%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.01% A	.97%	.99%	1.00%	1.01%	1.04%
Expenses net of fee waivers, if any	1.01% A	.97%	.99%	1.00%	1.01%	1.04%
Expenses net of all reductions	1.00% A	.97%	.99%	1.00%	1.00%	1.04%
Net investment income	5.22% A	5.18%	4.92%	5.20%	5.58%	6.65%
Supplemental Data
Net assets, end of period (in millions)	$ 1,231	$ 954	$ 647	$ 372	$ 187	$ 57
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33	$ 10.11
Income from Investment Operations
Net investment income E	.304	.594	.564	.593	.604	.660
Net realized and unrealized gain (loss)	(.111)	.248	(.245)	.443	1.322	.203
Total from investment operations	.193	.842	.319	1.036	1.926	.863
Distributions from net investment income	(.293)	(.577)	(.544)	(.566)	(.636)	(.643)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.313)	(.622)	(.699)	(.736)	(.636)	(.643)
Net asset value, end of period	$ 11.64	$ 11.76	$ 11.54	$ 11.92	$ 11.62	$ 10.33
Total Return B, C, D	1.64%	7.49%	2.77%	9.23%	19.09%	8.89%
Ratios to Average Net Assets F,H
Expenses before reductions	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Expenses net of fee waivers, if any	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Expenses net of all reductions	1.00% A	1.02%	1.05%	1.07%	1.11%	1.13%
Net investment income	5.22% A	5.13%	4.86%	5.13%	5.47%	6.57%
Supplemental Data
Net assets, end of period (in millions)	$ 2,358	$ 2,049	$ 1,427	$ 808	$ 515	$ 279
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35	$ 10.12
Income from Investment Operations
Net investment income E	.261	.511	.486	.513	.533	.595
Net realized and unrealized gain (loss)	(.112)	.247	(.249)	.441	1.330	.212
Total from investment operations	.149	.758	.237	.954	1.863	.807
Distributions from net investment income	(.249)	(.493)	(.462)	(.484)	(.563)	(.577)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.269)	(.538)	(.617)	(.654)	(.563)	(.577)
Net asset value, end of period	$ 11.67	$ 11.79	$ 11.57	$ 11.95	$ 11.65	$ 10.35
Total Return B, C, D	1.27%	6.70%	2.06%	8.45%	18.38%	8.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.76% A	1.76%	1.78%	1.78%	1.77%	1.78%
Expenses net of fee waivers, if any	1.75% A	1.75%	1.75%	1.78%	1.77%	1.78%
Expenses net of all reductions	1.75% A	1.75%	1.75%	1.78%	1.77%	1.78%
Net investment income	4.47% A	4.40%	4.16%	4.42%	4.81%	5.91%
Supplemental Data
Net assets, end of period (in millions)	$ 333	$ 342	$ 342	$ 319	$ 287	$ 147
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32	$ 10.10
Income from Investment Operations
Net investment income E	.257	.503	.475	.505	.525	.585
Net realized and unrealized gain (loss)	(.111)	.238	(.246)	.444	1.320	.204
Total from investment operations	.146	.741	.229	.949	1.845	.789
Distributions from net investment income	(.246)	(.486)	(.454)	(.479)	(.555)	(.569)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.266)	(.531)	(.609)	(.649)	(.555)	(.569)
Net asset value, end of period	$ 11.62	$ 11.74	$ 11.53	$ 11.91	$ 11.61	$ 10.32
Total Return B, C, D	1.25%	6.57%	1.99%	8.43%	18.24%	8.10%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Expenses net of fee waivers, if any	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Expenses net of all reductions	1.80% A	1.81%	1.82%	1.82%	1.84%	1.87%
Net investment income	4.42% A	4.34%	4.09%	4.37%	4.74%	5.83%
Supplemental Data
Net assets, end of period (in millions)	$ 781	$ 683	$ 540	$ 405	$ 277	$ 68
Portfolio turnover rate G	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30,2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40	$ 10.17
Income from Investment Operations
Net investment income D	.320	.627	.599	.627	.635	.685
Net realized and unrealized gain (loss)	(.114)	.252	(.262)	.449	1.338	.210
Total from investment operations	.206	.879	.337	1.076	1.973	.895
Distributions from net investment income	(.306)	(.604)	(.572)	(.596)	(.663)	(.665)
Distributions from net realized gain	(.020)	(.045)	(.155)	(.170)	-	-
Total distributions	(.326)	(.649)	(.727)	(.766)	(.663)	(.665)
Net asset value, end of period	$ 11.74	$ 11.86	$ 11.63	$ 12.02	$ 11.71	$ 10.40
Total Return B, C	1.74%	7.76%	2.91%	9.53%	19.44%	9.17%
Ratios to Average Net Assets E, G
Expenses before reductions	.78% A	.79%	.81%	.81%	.87%	.92%
Expenses net of fee waivers, if any	.78% A	.79%	.81%	.81%	.87%	.92%
Expenses net of all reductions	.77% A	.79%	.80%	.81%	.87%	.92%
Net investment income	5.45% A	5.36%	5.10%	5.38%	5.71%	6.78%
Supplemental Data
Net assets, end of period (in millions)	$ 843	$ 655	$ 520	$ 424	$ 291	$ 120
Portfolio turnover rate F	80% A	81%	109%	94%	153%	111%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Strategic Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Investments in Fidelity Central Funds - continued

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 119,456
Unrealized depreciation	(61,879)
Net unrealized appreciation (depreciation)	$ 57,577
Cost for federal income tax purposes	$ 5,645,979

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Operating Policies - continued

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk. Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,388,032 and $876,272, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 1,074	$ 93
Class T	0%	.25%	2,841	166
Class B	.65%	.25%	1,524	1,114
Class C	.75%	.25%	3,674	1,058
			$ 9,113	$ 2,431

On January 18, 2007, the Board of Trustees approved an increase in Class A's Service Fee from.15% to.25%, effective April 1, 2007.

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A and Class T shares (4.75% for Class A and 3.50% for Class T shares prior to April 1, 2007), some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to.50% for certain purchases of Class A shares and.25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 322
Class T	91
Class B*	376
Class C*	56
$ 845

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 981.19
Class T	1,545.14
Class B	397.24
Class C	646.18
Institutional Class	603.16
	$ 4,172

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class B	1.75%	$ 15

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses.

Semiannual Report

8. Expense Reductions - continued

During the period, these credits reduced the Fund's custody expenses by $33. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 9
Class T	2
Class C	1
Institutional Class	3
$ 15

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Other - continued

staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Class A	$ 26,352	$ 39,561
Class T	56,593	85,776
Class B	7,159	14,254
Class C	15,389	25,171
Institutional Class	19,507	30,494
Total	$ 125,000	$ 195,256
From net realized gain
Class A	$ 1,682	$ 3,611
Class T	3,631	7,750
Class B	578	1,297
Class C	1,193	2,586
Institutional Class	1,160	2,450
Total	$ 8,244	$ 17,694

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Class A
Shares sold	33,858	40,212	$ 397,677	$ 466,984
Reinvestment of distributions	1,979	3,038	23,267	35,402
Shares redeemed	(11,187)	(18,183)	(131,637)	(210,949)
Net increase (decrease)	24,650	25,067	$ 289,307	$ 291,437
Class T
Shares sold	48,739	77,408	$ 574,030	$ 898,907
Reinvestment of distributions	4,871	7,566	57,269	88,116
Shares redeemed	(25,208)	(34,402)	(296,044)	(398,985)
Net increase (decrease)	28,402	50,572	$ 335,255	$ 588,038
Class B
Shares sold	3,184	6,165	$ 37,558	$ 71,729
Reinvestment of distributions	486	980	5,726	11,432
Shares redeemed	(4,119)	(7,683)	(48,572)	(89,296)
Net increase (decrease)	(449)	(538)	$ (5,288)	$ (6,135)
Class C
Shares sold	13,807	20,716	$ 162,292	$ 240,191
Reinvestment of distributions	1,018	1,708	11,951	19,867
Shares redeemed	(5,753)	(11,121)	(67,592)	(128,793)
Net increase (decrease)	9,072	11,303	$ 106,651	$ 131,265
Institutional Class
Shares sold	20,879	32,933	$ 247,758	$ 385,367
Reinvestment of distributions	1,312	2,240	15,564	26,269
Shares redeemed	(5,656)	(24,654)	(67,144)	(288,543)
Net increase (decrease)	16,535	10,519	$ 196,178	$ 123,093

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Strategic Income Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class C of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Institutional Class (Class I) and Class C show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the relative investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

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Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 28% means that 72% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Strategic Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Class A, Class T, and Class B ranked below its competitive median for 2006, the total expenses of Institutional Class ranked equal to its competitive median for 2006, and the total expenses of Class C ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SII-USAN-0807
1.787776.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 23, 2007